UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products

Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-833-7113

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1.	Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 9

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Balanced Index Strategy Fund	$1,000.00	$1,042.40	$0.46	0.09%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Balanced Index Strategy Fund	$1,000.00	$1,024.35	$0.45	0.09%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	49.0%
Domestic Equities	38.2
International Equities	12.6
Money Market	0.1

Total Investment Securities	99.9
Net other assets (liabilities)	0.1

Net Assets	100.0%

1

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.8%):
16,757,797	AZL Enhanced Bond Index Fund	$182,157,247
3,249,799	AZL International Index Fund	46,732,116
1,468,734	AZL Mid Cap Index Fund	28,978,127
8,635,023	AZL S&P 500 Index Fund, Class 2	97,057,659
1,206,400	AZL Small Cap Stock Index Fund	15,936,540

Total Affiliated Investment Companies (Cost $312,246,166)		370,861,689

Unaffiliated Investment Company (0.1%):
411,069	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	411,069

Total Unaffiliated Investment Company (Cost $411,069)		411,069

Total Investment Securities (Cost $312,657,235)(b) — 99.9%		371,272,758
Net other assets (liabilities) — 0.1%		241,149

Net Assets — 100.0%		$371,513,907

Percentages indicated are based on net assets as of June 30, 2013.

(a)	The rate represents the effective yield at June 30, 2013.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$411,069
Investments in affiliates, at cost	312,246,166

Investment securities, at cost	$312,657,235

Investments in non-affiliates, at value	$411,069
Investments in affiliates, at value	370,861,689

Investment securities, at value	371,272,758
Receivable for capital shares issued	703,747
Prepaid expenses	2,109

Total Assets	371,978,614

Liabilities:
Payable for affiliated investments purchased	411,068
Payable for capital shares redeemed	15,642
Manager fees payable	15,382
Administration fees payable	4,440
Custodian fees payable	83
Administrative and compliance services fees payable	1,848
Trustee fees payable	6,314
Other accrued liabilities	9,930

Total Liabilities	464,707

Net Assets	$371,513,907

Net Assets Consist of:
Capital	$303,877,273
Accumulated net investment income/(loss)	6,354,574
Accumulated net realized gains/(losses) from investment transactions	2,666,537
Net unrealized appreciation/(depreciation) on investments	58,615,523

Net Assets	$371,513,907

Shares of beneficial interest (unlimited number of shares authorized, no par value)	25,630,529
Net Asset Value (offering and redemption price per share)	$14.49

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends from affiliates	$—

Total Investment Income	—

Expenses:
Manager fees	92,167
Administration fees	28,436
Custodian fees	777
Administrative and compliance services fees	4,281
Trustee fees	10,636
Professional fees	10,621
Shareholder reports	7,153
Other expenses	3,745

Total expenses	157,816

Net Investment Income/(Loss)	(157,816)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	2,067,196
Change in net unrealized appreciation/depreciation on investments	13,163,621

Net Realized/Unrealized Gains/(Losses) on Investments	15,230,817

Change in Net Assets Resulting From Operations	$15,073,001

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL Balanced Index Strategy Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(157,816)	$3,635,268
Net realized gains/(losses) on investment transactions	2,067,196	3,496,650
Change in unrealized appreciation/depreciation on investments	13,163,621	25,018,468

Change in net assets resulting from operations	15,073,001	32,150,386

Dividends to Shareholders:
From net investment income	—	(4,752,732)
From net realized gains	—	(1,468,688)

Change in net assets resulting from dividends to shareholders	—	(6,221,420)

Capital Transactions:
Proceeds from shares issued	19,291,719	49,471,625
Proceeds from dividends reinvested	—	6,221,420
Value of shares redeemed	(16,962,256)	(25,684,783)

Change in net assets resulting from capital transactions	2,329,463	30,008,262

Change in net assets	17,402,464	55,937,228
Net Assets:
Beginning of period	354,111,443	298,174,215

End of period	$371,513,907	$354,111,443

Accumulated net investment income/(loss)	$6,354,574	$6,512,390

Share Transactions:
Shares issued	1,335,436	3,682,924
Dividends reinvested	—	453,456
Shares redeemed	(1,171,099)	(1,893,607)

Change in shares	164,337	2,242,773

See accompanying notes to the financial statements.

4

AZL Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	July 10, 2009 to December 31, 2009 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.91		$12.84	$12.63	$11.43	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.13	0.10	0.06	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.59		1.19	0.20	1.14	1.43

Total from Investment Activities	0.58		1.32	0.30	1.20	1.43

Dividends to Shareholders From:
Net Investment Income	—		(0.19)	(0.09)	—	—
Net Realized Gains	—		(0.06)	—	—	—

Total Dividends	—		(0.25)	(0.09)	—	—

Net Asset Value, End of Period	$14.49		$13.91	$12.84	$12.63	$11.43

Total Return(c)	4.24	%(d)	10.29%	2.41%	10.50%	14.30	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$371,514		$354,111	$298,174	$219,392	$137,067
Net Investment Income/(Loss)(e)	(0.09)%		1.08%	1.10%	0.58%	(0.03)%
Expenses Before Reductions(e) (f)*	0.09%		0.09%	0.09%	0.10%	0.20%
Expenses Net of Reductions(e)*	0.09%		0.09%	0.09%	0.10%	0.20%
Portfolio Turnover Rate(g)	4	%(d)	7%	6%	4%	50	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 11 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index Strategy Fund (the “Fund”), and 10 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Balanced Index Strategy Fund	0.05%	0.20%

6

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2013, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2013 is as follows:

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Enhanced Bond Index Fund	$27,310,233	$13,553,967	$(937,268)	$5,435	$(10,954,241)	$28,978,127	$—
AZL International Index Fund	45,672,834	841,695	(1,277,542)	52,242	1,442,888	46,732,116	—
AZL Mid Cap Index Fund	174,462,175	505,017	(2,708,549)	309,494	9,589,110	182,157,247	—
AZL S&P 500 Index Fund	14,612,536	1,750,725	(9,448,806)	1,474,364	7,547,721	15,936,540	—
AZL Small Cap Stock Index Fund	92,313,602	269,342	(1,289,090)	225,661	5,538,143	97,057,659	—

Totals	$354,371,380	$16,920,747	$(15,661,254)	$2,067,196	$13,163,621	$370,861,689	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $2,890 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

7

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$370,861,689	$—	$370,861,689
Unaffiliated Investment Company	411,069	—	411,069

Total Investment Securities	$371,272,758	$—	$371,272,758

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Balanced Index Strategy Fund	$94,078,889	$34,885,789

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $313,140,350. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$58,615,523
Unrealized depreciation	(483,115)

Net unrealized appreciation depreciation	$58,132,408

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Balanced Index Strategy Fund	$4,752,732	$1,468,688	$6,221,420

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Balanced Index Strategy Fund	$6,512,391	$1,087,421	$—	$44,963,821	$52,563,633

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

8

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

9

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL MVP FusionSM Balanced Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 11

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Fusion Balanced Fund	$1,000.00	$1,026.90	$1.06	0.21%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Fusion Balanced Fund	$1,000.00	$1,023.75	$1.05	0.21%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	46.4%
Domestic Equities	31.9
International Equities	16.8
Money Market	— ^

Total Investment Securities	95.1
Net other assets (liabilities)	4.9

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
2,011,994	AZL BlackRock Capital Appreciation Fund	$31,065,180
1,277,043	AZL Columbia Mid Cap Value Fund	13,000,302
1,026,906	AZL Columbia Small Cap Value Fund	12,939,009
1,579,332	AZL Dreyfus Research Growth Fund	18,951,984
623,503	AZL Federated Clover Small Value Fund	13,006,263
2,118,694	AZL Gateway Fund	23,792,929
2,470,013	AZL International Index Fund	35,518,781
2,245,193	AZL Invesco Growth and Income Fund	30,871,406
2,238,456	AZL Invesco International Equity Fund	36,039,145
2,915,210	AZL JPMorgan International Opportunities Fund	47,138,948
3,961,971	AZL JPMorgan U.S. Equity Fund	48,771,865
1,355,980	AZL MFS Investors Trust Fund	24,800,876
3,508,576	AZL MFS Value Fund	36,664,616
656,393	AZL Mid Cap Index Fund	12,950,640
1,695,725	AZL Morgan Stanley Global Real Estate Fund	17,058,989
821,846	AZL Morgan Stanley Mid Cap Growth Fund	12,985,161
2,034,775	AZL NFJ International Value Fund	23,644,089
2,443,561	AZL Oppenheimer Discovery Fund	30,984,353
10,435,207	AZL Pyramis Core Bond Fund	101,847,623
2,188,633	AZL Russell 1000 Growth Index Fund	30,794,070
3,568,131	AZL Russell 1000 Value Index Fund	48,776,349

Shares		Fair Value
Affiliated Investment Companies, continued
1,553,918	AZL Schroder Emerging Markets Equity Fund, Class 2	$11,157,130
1,627,799	NFJ Dividend Value Portfolio	18,898,745
3,507,331	PIMCO PVIT Global Advantage Strategy Bond Portfolio	33,775,598
4,492,829	PIMCO PVIT High Yield Portfolio	35,448,422
5,463,769	PIMCO PVIT Low Duration Portfolio	57,478,845
4,438,003	PIMCO PVIT Real Return Portfolio	58,049,078
19,962,498	PIMCO PVIT Total Return Portfolio	221,583,722
4,479,043	PIMCO PVIT Unconstrained Bond Portfolio	46,806,004

Total Affiliated Investment Companies (Cost $990,196,605)		1,134,800,122

Unaffiliated Investment Company (0.0%):
279,204	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	279,204

Total Unaffiliated Investment Company (Cost $279,204)		279,204

Total Investment Securities (Cost $990,475,809)(b) — 95.1%		1,135,079,326
Net other assets (liabilities) — 4.9%		58,663,488

Net Assets — 100.0%		$1,193,742,814

Percentages indicated are based on net assets as of June 30, 2013.

(a)	The rate represents the effective yield at June 30, 2013.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $59,470,588 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/20/13	235	$29,742,188	$(660,874)
S&P 500 Index E-Mini September Futures	Long	9/23/13	371	29,667,015	(84,710)

Total					$(745,585)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Balanced Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$279,204
Investments in affiliates, at cost	990,196,605

Investment securities, at cost	$990,475,809

Investments in non-affiliates, at value	$279,204
Investments in affiliates, at value	1,134,800,122

Investment securities, at value	1,135,079,326
Segregated cash for collateral	59,470,588
Interest and dividends receivable	528,920
Receivable for capital shares issued	88,342
Receivable for variation margin on futures contracts	199
Prepaid expenses	5,031

Total Assets	1,195,172,406

Liabilities:
Payable for affiliated investments purchased	689,031
Payable for capital shares redeemed	484,222
Manager fees payable	198,478
Administration fees payable	4,606
Custodian fees payable	218
Administrative and compliance services fees payable	5,655
Trustee fees payable	19,320
Other accrued liabilities	28,062

Total Liabilities	1,429,592

Net Assets	$1,193,742,814

Net Assets Consist of:
Capital	$1,056,539,021
Accumulated net investment income/(loss)	23,891,776
Accumulated net realized gains/(losses) from investment transactions	(30,545,915)
Net unrealized appreciation/(depreciation) on investments	143,857,932

Net Assets	$1,193,742,814

Shares of beneficial interest (unlimited number of shares authorized, no par value)	100,886,788
Net Asset Value (offering and redemption price per share)	$11.83

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends from affiliates	$4,032,796

Total Investment Income	4,032,796

Expenses:
Manager fees	1,091,675
Administration fees	32,753
Custodian fees	1,779
Administrative and compliance services fees	11,418
Trustee fees	28,258
Professional fees	36,967
Shareholder reports	18,772
Other expenses	11,606

Total expenses before reductions	1,233,228
Less expenses voluntarily waived/reimbursed by the Manager	(102,559)

Net expenses	1,130,669

Net Investment Income/(Loss)	2,902,127

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	8,488,677
Net realized gains/(losses) on futures contracts	(3,292,009)
Change in net unrealized appreciation/depreciation on investments	15,726,583

Net Realized/Unrealized Gains/(Losses) on Investments	20,923,251

Change in Net Assets Resulting From Operations	$23,825,378

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Balanced Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$2,902,127	$14,664,579
Net realized gains/(losses) on investment transactions	5,196,668	15,801,686
Change in unrealized appreciation/depreciation on investments	15,726,583	75,139,963

Change in net assets resulting from operations	23,825,378	105,606,228

Dividends to Shareholders:
From net investment income	—	(19,925,023)

Change in net assets resulting from dividends to shareholders	—	(19,925,023)

Capital Transactions:
Proceeds from shares issued	25,351,832	63,708,943
Proceeds from shares issued in merger	163,914,260	—
Proceeds from dividends reinvested	—	19,925,023
Value of shares redeemed	(37,242,074)	(61,091,172)

Change in net assets resulting from capital transactions	152,024,018	22,542,794

Change in net assets	175,849,396	108,223,999
Net Assets:
Beginning of period	1,017,893,418	909,669,419

End of period	$1,193,742,814	$1,017,893,418

Accumulated net investment income/(loss)	$23,891,776	$20,989,649

Share Transactions:
Shares issued	2,112,597	5,766,174
Shares issued in merger	13,582,062	—
Dividends reinvested	—	1,763,276
Shares redeemed	(3,140,076)	(5,449,277)

Change in shares	12,554,583	2,080,173

See accompanying notes to the financial statements.

4

AZL MVP Fusion Balanced Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$11.52		$10.55	$10.92	$10.10	$8.35	$12.16

Investment Activities:
Net Investment Income/(Loss)	—	(a)	0.17	0.17	0.10	0.12	0.20
Net Realized and Unrealized Gains/(Losses) on Investments	0.31		1.03	(0.27)	1.00	2.09	(3.43)

Total from Investment Activities	0.31		1.20	(0.10)	1.10	2.21	(3.23)

Dividends to Shareholders From:
Net Investment Income	—		(0.23)	(0.27)	(0.28)	(0.18)	(0.25)
Net Realized Gains	—		—	—	—	(0.28)	(0.33)

Total Dividends	—		(0.23)	(0.27)	(0.28)	(0.46)	(0.58)

Net Asset Value, End of Period	$11.83		$11.52	$10.55	$10.92	$10.10	$8.35

Total Return(b)	2.69	%(c)	11.39%	(0.90)%	11.07%	26.71%	(27.44)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,193,743		$1,017,893	$909,669	$818,193	$583,489	$299,155
Net Investment Income/(Loss)(d)	0.53%		1.48%	1.85%	1.75%	2.65%	2.37%
Expenses Before Reductions(d) (e)*	0.23%		0.23%	0.23%	0.24%	0.25%	0.25%
Expenses Net of Reductions(d)*	0.21%		0.18%	0.18%	0.19%	0.20%	0.25%
Portfolio Turnover Rate(f)	2	%(c)	32%	20%	34%	37%	62%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 11 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Balanced Fund (formerly AZL Fusion Balanced Fund) (the “Fund”), and 10 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2013, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value

6

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

(“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $59.4 million as of June 30, 2013. The monthly average notional amount for these contracts was $51.5 million for the period ended June 30, 2013. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$745,585

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$(3,292,009)	$(893,819)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MVP Fusion Balanced Fund	0.20%	0.30%

*	From January 1, 2013 through April 30, 2013, the Manager voluntarily reduced the management fee to 0.17%. Effective May 1, 2013, the voluntary waiver was no longer in effect.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2013, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2013 is as follows:

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Allianz AGIC Opportunity Fund	$10,035,797	$1,489,130	$(64,613)	$972	$(11,461,287)	$—	$—
AZL BlackRock Capital Appreciation Fund	25,323,618	3,705,271	(426,450)	30,782	2,431,959	31,065,180	—
AZL Columbia Mid Cap Value Fund	10,270,077	1,421,906	(514,334)	76,375	1,746,279	13,000,302	—

7

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Columbia Small Cap Value Fund	$10,816,756	$1,459,495	$(1,125,010)	$126,373	$1,661,395	$12,939,009	$—
AZL Dreyfus Research Growth Fund	15,031,978	2,269,608	(109,130)	763	1,758,765	18,951,984	—
AZL Federated Clover Small Cap Value Fund	10,090,223	1,489,721	(299,510)	12,221	1,713,608	13,006,263	—
AZL Gateway Fund	19,941,953	3,163,855	(129,226)	(316)	816,663	23,792,929	—
AZL International Index Fund	31,827,717	4,340,033	(2,155,734)	77,792	1,428,973	35,518,781	—
AZL Invesco Growth and Income Fund	25,264,815	3,550,180	(2,906,861)	462,069	4,501,203	30,871,406	—
AZL Invesco International Equity Fund	31,470,511	4,544,379	(763,781)	66,622	721,414	36,039,145	—
AZL JPMorgan International Opportunities Fund	42,464,478	5,972,325	(2,740,091)	(92,968)	1,535,203	47,138,948	—
AZL JPMorgan U.S. Equity Fund	40,593,075	5,740,663	(4,493,235)	729,109	6,202,253	48,771,865	—
AZL MFS Investors Trust Fund	20,259,452	2,862,390	(1,256,307)	196,728	2,738,612	24,800,876	—
AZL MFS Value Fund	30,766,409	4,138,018	(4,015,487)	731,273	5,044,403	36,664,616	—
AZL Mid Cap Index Fund	10,264,640	1,429,941	(440,810)	55,509	1,641,360	12,950,640	—
AZL Morgan Stanley Global Real Estate Fund	16,145,357	2,043,853	(1,562,383)	355,886	76,276	17,058,989	—
AZL Morgan Stanley Mid Cap Growth Fund	10,161,227	1,552,704	(426,471)	3,942	1,693,759	12,985,161	—
AZL MVP FB Investments Trust	—	—	—	2,618	—	—	—
AZL NFJ International Value Fund	21,394,539	3,313,858	(705,104)	(171,715)	(187,489)	23,644,089	—
AZL Oppenheimer Discovery Fund	14,630,433	2,366,941	(1,668,592)	128,163	15,527,408	30,984,353	—
AZL Pyramis Core Bond Fund	100,098,403	15,228,935	(10,539,129)	138,817	(3,079,403)	101,847,623	—
AZL Russell 1000 Growth Index Fund	30,262,082	3,696,472	(6,876,063)	1,456,731	2,254,848	30,794,070	—
AZL Russell 1000 Value Index Fund	51,254,668	5,677,632	(16,490,414)	3,604,979	4,729,484	48,776,349	—
AZL Schroder Emerging Markets Equity Fund	10,854,999	1,614,828	(64,613)	(4,867)	(1,243,217)	11,157,130	—
NFJ Dividend Value Portfolio	14,948,467	2,427,725	(676,423)	62,850	2,136,126	18,898,745	137,084
PIMCO PVIT Global Advantage Strategy Bond Portfolio	30,755,218	5,293,144	(193,839)	4,294	(2,083,220)	33,775,598	269,106
PIMCO PVIT Low Duration Portfolio	50,607,026	8,589,663	(323,065)	87	(1,394,867)	57,478,845	460,186
PIMCO PVIT High Yield Portfolio	31,109,712	5,623,840	(644,203)	22,816	(663,743)	35,448,422	903,250
PIMCO PVIT Real Return Portfolio	50,452,724	12,881,093	(323,065)	(1,960)	(4,959,715)	58,049,078	25,555
PIMCO PVIT Total Return Portfolio	200,875,943	41,012,734	(11,824,258)	400,703	(8,881,399)	221,583,722	2,137,692
PIMCO PVIT Unconstrained Bond Portfolio	40,591,076	6,374,115	(258,452)	12,029	87,236	46,806,004	99,924

Totals	$1,008,563,373	$165,274,455	$(74,016,651)	$8,488,677	$26,492,885	$1,134,800,122	$4,032,796

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $13,876 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

8

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$1,134,800,122	$—	$1,134,800,122
Unaffiliated Investment Company	279,204	—	279,204

Total Investment Securities	$1,135,079,326	$—	$1,135,079,326

Other Financial Instruments:*
Futures Contracts	(745,585)	—	(745,585)

Total Investments	$1,134,333,741	$—	$1,134,333,741

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Balanced Fund	$19,835,453	$33,593,923

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $1,005,096,791. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$149,783,114
Unrealized depreciation	(19,800,579)

Net unrealized appreciation depreciation	$129,982,535

9

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2017
AZL MVP Fusion Balanced Fund	$20,520,548

During the year ended December 31, 2012, the Fund utilized $9,891,273 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Balanced Fund	$19,925,023	$—	$19,925,023

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Balanced Fund	$20,989,648	$—	$(20,520,548)	$103,003,277	$103,472,377

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Acquisition of Funds

On April 26, 2013, the Fund acquired all of the net assets of the AZL MVP Fusion Balanced Fund, an open-end investment company, pursuant to a plan of reorganization approved by AZL MVP Fusion Balanced Fund shareholders on April 24, 2013. The purpose of the transaction was to combine two funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 13,582,062 shares of the Fund, valued at $163,914,260, for 14,487,093 shares of the AZL MVP Fusion Balanced Fund outstanding on April 26, 2013.

The investment portfolio of the AZL MVP Fusion Balanced Fund, with a fair value of $155,679,588 and identified cost of $145,773,551 at April 26, 2013, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the AZL MVP Fusion Balanced Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Fund were $1,049,479,786. All fees and expenses incurred by the AZL MVP Fusion Balanced Fund and the Fund directly in connection with the plan of reorganization were borne by the Funds.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2013, are as follows:

Net investment income/(loss)	$3,151,950
Net realized/unrealized gains/(losses)	27,621,166

Change in net assets resulting from operations	$30,773,116

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the AZL MVP Fusion Balanced Fund that have been included in the Fund’s statement of operations since April 26, 2013.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

AZL MVP Fusion Balanced Fund

Special Joint Meeting of Shareholders (Unaudited)

April 24, 2013

We, the undersigned, as record holder of 12,120,098.895 shares representing the AZL Allianz MVP Fusion Balanced Fund and 22,933,873.530 shares representing the AZL MVP Fusion Moderate Fund (collectively, the “Acquired Funds”), each an outstanding series of the Allianz Variable Insurance Products Fund of Funds Trust (the “FOF Trust”), hereby vote the votes entitled to be cast by such shares (one vote for each dollar of each share’s net asset value) for the Proposals for the AZL MVP Fusion Balanced Fund and AZL MVP Fusion Moderate Fund as follows:

The manner in which the votes were cast at the Special Joint Meeting for the Acquired Funds with respect to the Proposal was as follows:

—

To approve an Agreement and Plan of Reorganization (the “Plan”) between the AZL MVP Fusion Balanced Fund, which is a series of the FOF Trust, and the AZL Fusion Balanced Fund (the “Acquiring Fund”), which is another series of the FOF Trust;

—

To approve an Agreement and Plan of Reorganization (the “Plan”) between the AZL MVP Fusion Moderate Fund, which is a series of the FOF Trust, and the AZL Fusion Moderate Fund (the “Acquiring Fund”), which is another series of the FOF Trust;

—	Such other business as may properly come before the meeting, or any adjournment of the meeting.

Under each Plan, the Acquiring Fund would acquire all of the assets and assume all of the liabilities of the corresponding Acquired Fund in exchange for shares of the Acquiring Fund, which would be distributed proportionately to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, and the assumption of the Acquired Fund’s liabilities.

ACQUIRED FUND		FOR	AGAINST	ABSTAIN
AZL MVP Fusion Balanced Fund	Votes (1)	10,024,076.968	290,872.733	1,805,149.194
	% of votes entitled to be cast	82.706%	2.400%	14.894%
	Shares(2)	1,880,939.675	58,165.155	341,048.140
	% of shares outstanding	15.519%	0.480%	2.814%

AZL MVP Fusion Balanced Fund (NAV)(1/31/2013 - $11.06)	Votes(1)	110,866,291.100	3,217,052.426	19,964,950.080
	% of votes entitled to be cast	82.706%	2.400%	14.894%
	Shares(2)	20,803,192.800	643,306.614	3,771,992.428
	% of shares outstanding	15.519%	0.480%	2.814%

AZL MVP Fusion Moderate Fund	Votes(1)	19,933,272.764	368,620.020	2,631,980.746
	% of votes entitled to be cast	86.916%	1.607%	11.476%
	Shares(2)	3,684,886.169	69,018.425	467,830.831
	% of shares outstanding	16.067%	0.301%	2.040%

AZL MVP Fusion Moderate Fund (NAV)(1/31/2013 - $11.20)	Votes(1)	223,252,654.900	4,128,544.224	29,478,184.350
	% of votes entitled to be cast	86.916%	1.607%	11.476%
	Shares(2)	41,270,725.090	773,006.360	5,239,705.307
	% of shares outstanding	16.067%	0.301%	2.040%

(1)	Echo Voting

(2)	Non-Echo Voting

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL MVP FusionSM Conservative Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Conservative Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Fusion Conservative Fund	$1,000.00	$1,017.50	$1.05	0.21%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Fusion Conservative Fund	$1,000.00	$1,023.75	$1.05	0.21%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	62.0%
Domestic Equities	24.3
International Equities	9.0
Money Market	— ^

Total Investment Securities	95.3
Net other assets (liabilities)	4.7

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.3%):
327,932	AZL BlackRock Capital Appreciation Fund	$5,063,265
251,428	AZL Columbia Mid Cap Value Fund	2,559,537
301,970	AZL Columbia Small Cap Value Fund	3,804,818
211,406	AZL Dreyfus Research Growth Fund	2,536,875
335,499	AZL Gateway Fund	3,767,656
346,184	AZL International Index Fund	4,978,124
459,353	AZL Invesco Growth and Income Fund	6,316,107
311,649	AZL Invesco International Equity Fund	5,017,548
307,944	AZL JPMorgan International Opportunities Fund	4,979,459
614,678	AZL JPMorgan U.S. Equity Fund	7,566,683
138,098	AZL MFS Investors Trust Fund	2,525,803
720,999	AZL MFS Value Fund	7,534,435
129,296	AZL Mid Cap Index Fund	2,551,004
252,341	AZL Morgan Stanley Global Real Estate Fund	2,538,546
161,783	AZL Morgan Stanley Mid Cap Growth Fund	2,556,164
400,365	AZL Oppenheimer Discovery Fund	5,076,627
2,906,894	AZL Pyramis Core Bond Fund	28,371,280
202,416	AZL Russell 1000 Growth Index Fund	2,847,994

Shares		Fair Value
Affiliated Investment Companies, continued
576,554	AZL Russell 1000 Value Index Fund	$7,881,492
327,293	NFJ Dividend Value Portfolio	3,799,866
777,291	PIMCO PVIT Global Advantage Strategy Bond Portfolio	7,485,310
1,270,933	PIMCO PVIT High Yield Portfolio	10,027,664
1,898,210	PIMCO PVIT Low Duration Portfolio	19,969,173
1,337,497	PIMCO PVIT Real Return Portfolio	17,494,458
5,271,738	PIMCO PVIT Total Return Portfolio	58,516,289
1,189,394	PIMCO PVIT Unconstrained Bond Portfolio	12,429,170

Total Affiliated Investment Companies (Cost $224,219,470)		238,195,347

Unaffiliated Investment Company (0.0%):
120,184	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	120,184

Total Unaffiliated Investment Company (Cost $120,184)		120,184

Total Investment Securities (Cost $224,339,654)(b) — 95.3%		238,315,531
Net other assets (liabilities) — 4.7%		11,727,429

Net Assets — 100.0%		$250,042,960

Percentages indicated are based on net assets as of June 30, 2013.

(a)	The rate represents the effective yield at June 30, 2013.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $12,481,098 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/20/13	64	$8,100,000	$(177,480)
S&P 500 Index E-Mini September Futures	Long	9/23/13	54	4,318,110	(12,922)

Total					$(190,402)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Conservative Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$120,184
Investments in affiliates, at cost	224,219,470

Investment securities, at cost	$224,339,654

Investments in non-affiliates, at value	$120,184
Investments in affiliates, at value	238,195,347

Investment securities, at value	238,315,531
Segregated cash for collateral	12,481,098
Interest and dividends receivable	157,546
Receivable for variation margin on futures contracts	374
Prepaid expenses	1,596

Total Assets	250,956,145

Liabilities:
Payable for affiliated investments purchased	243,429
Payable for capital shares redeemed	611,633
Manager fees payable	42,075
Administration fees payable	4,395
Custodian fees payable	99
Administrative and compliance services fees payable	1,173
Trustee fees payable	4,009
Other accrued liabilities	6,372

Total Liabilities	913,185

Net Assets	$250,042,960

Net Assets Consist of:
Capital	$225,153,524
Accumulated net investment income/(loss)	6,584,483
Accumulated net realized gains/(losses) from investment transactions	4,519,478
Net unrealized appreciation/(depreciation) on investments	13,785,475

Net Assets	$250,042,960

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,488,726
Net Asset Value (offering and redemption price per share)	$12.20

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends from affiliates	$1,234,115

Total Investment Income	1,234,115

Expenses:
Manager fees	255,619
Administration fees	27,933
Custodian fees	1,022
Administrative and compliance services fees	2,972
Trustee fees	7,420
Professional fees	7,387
Shareholder reports	4,073
Other expenses	2,574

Total expenses before reductions	309,000
Less expenses voluntarily waived/reimbursed by the Manager	(42,152)

Net expenses	266,848

Net Investment Income/(Loss)	967,267

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	2,708,914
Net realized gains/(losses) on futures contracts	12,647
Change in net unrealized appreciation/depreciation on investments	777,145

Net Realized/Unrealized Gains/(Losses) on Investments	3,498,706

Change in Net Assets Resulting From Operations	$4,465,973

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Conservative Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$967,267	$3,641,460
Net realized gains/(losses) on investment transactions	2,721,561	4,131,081
Change in unrealized appreciation/depreciation on investments	777,145	15,280,951

Change in net assets resulting from operations	4,465,973	23,053,492

Dividends to Shareholders:
From net investment income	—	(3,864,223)
From net realized gains	—	(1,987,684)

Change in net assets resulting from dividends to shareholders	—	(5,851,907)

Capital Transactions:
Proceeds from shares issued	15,419,067	66,559,086
Proceeds from dividends reinvested	—	5,851,907
Value of shares redeemed	(23,166,626)	(24,478,860)

Change in net assets resulting from capital transactions	(7,747,559)	47,932,133

Change in net assets	(3,281,586)	65,133,718
Net Assets:
Beginning of period	253,324,546	188,190,828

End of period	$250,042,960	$253,324,546

Accumulated net investment income/(loss)	$6,584,483	$5,617,216

Share Transactions:
Shares issued	1,243,526	5,696,767
Dividends reinvested	—	496,345
Shares redeemed	(1,880,919)	(2,092,692)

Change in shares	(637,393)	4,100,420

See accompanying notes to the financial statements.

4

AZL MVP Fusion Conservative Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	October 23, 2009 to December 31, 2009 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.99		$11.05	$11.18	$10.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05		0.14	0.04	0.13	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.16		1.10	0.03	0.97	0.16

Total from Investment Activities	0.21		1.24	0.07	1.10	0.18

Dividends to Shareholders From:
Net Investment Income	—		(0.20)	(0.17)	— (b)	(0.10)
Net Realized Gains	—		(0.10)	(0.03)	— (b)	—

Total Dividends	—		(0.30)	(0.20)	— (b)	(0.10)

Net Asset Value, End of Period	$12.20		$11.99	$11.05	$11.18	$10.08

Total Return(c)	1.75	%(d)	11.27%	0.64%	10.96%	1.81	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$250,043		$253,325	$188,191	$89,707	$5,998
Net Investment Income/(Loss)(e)	0.76%		1.65%	2.12%	2.04%	2.36%
Expenses Before Reductions(e) (f)*	0.24%		0.25%	0.28%	0.34%	2.56%
Expenses Net of Reductions(e)*	0.21%		0.20%	0.23%	0.26%	0.35%
Portfolio Turnover Rate(g)	5	%(d)	36%	19%	34%	53	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 11 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Conservative Fund (formerly AZL Fusion Conservative Fund) (the “Fund”), and 10 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2013, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value

6

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

(“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $12.4 million as of June 30, 2013. The monthly average notional amount for these contracts was $6.6 million for the period ended June 30, 2013. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$190,402

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$12,647	$(190,402)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MVP Fusion Conservative Fund	0.20%	0.35%

*	From January 1, 2013 through April 30, 2013, the Manager voluntarily reduced the management fee to 0.15%. Effective May 1, 2013, the voluntary waiver was no longer in effect.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2013, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2013 is as follows:

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Allianz AGIC Opportunity Fund	$2,641,800	$114,632	$(318,834)	$(927)	$(2,436,671)	$—	$—
AZL BlackRock Capital Appreciation Fund	5,111,972	77,923	(532,351)	46,722	358,999	5,063,265	—

7

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Columbia Mid Cap Value Fund	$2,615,147	$25,670	$(461,360)	$65,216	$314,865	$2,559,537	$—
AZL Columbia Small Cap Value Fund	3,959,092	143,973	(844,324)	84,842	461,234	3,804,818	—
AZL Dreyfus Research Growth Fund	2,579,199	18,695	(316,875)	24,204	231,653	2,536,875	—
AZL Gateway Fund	3,762,218	28,042	(160,922)	2,766	135,552	3,767,656	—
AZL International Index Fund	5,249,027	184,507	(633,730)	52,328	125,993	4,978,124	—
AZL Invesco Growth and Income Fund	6,439,235	114,412	(1,299,844)	203,447	858,857	6,316,107	—
AZL Invesco International Equity Fund	5,184,803	102,447	(352,062)	15,250	67,111	5,017,548	—
AZL JPMorgan International Opportunities Fund	5,276,148	171,547	(586,655)	(19,419)	137,838	4,979,459	—
AZL JPMorgan U.S. Equity Fund	7,712,062	211,493	(1,460,134)	241,732	861,530	7,566,683	—
AZL MFS Investors Trust Fund	2,581,360	18,695	(382,486)	59,284	248,950	2,525,803	—
AZL MFS Value Fund	7,713,525	119,450	(1,501,510)	267,298	935,672	7,534,435	—
AZL Mid Cap Index Fund	2,623,998	25,841	(459,153)	48,616	311,703	2,551,004	—
AZL Morgan Stanley Global Real Estate Fund	2,642,528	173,548	(304,338)	34,034	(7,226)	2,538,546	—
AZL Morgan Stanley Mid Cap Growth Fund	2,604,318	18,695	(440,102)	(12,025)	385,278	2,556,164	—
AZL Oppenheimer Discovery Fund	2,566,313	209,105	(872,021)	85,411	3,087,819	5,076,627	—
AZL Pyramis Core Bond Fund	32,467,894	1,997,270	(5,225,852)	18,017	(886,049)	28,371,280	—
AZL Russell 1000 Growth Index Fund	5,111,838	63,402	(2,830,220)	537,418	(34,444)	2,847,994	—
AZL Russell 1000 Value Index Fund	10,312,950	184,433	(4,048,452)	758,780	673,782	7,881,492	—
NFJ Dividend Value Portfolio	3,869,259	70,380	(626,117)	49,363	436,980	3,799,866	27,247
PIMCO PVIT Global Advantage Strategy Bond Portfolio	7,533,779	578,024	(151,646)	95	(474,943)	7,485,310	64,916
PIMCO PVIT High Yield Portfolio	10,181,974	543,363	(477,296)	6,854	(227,231)	10,027,664	284,250
PIMCO PVIT Low Duration Portfolio	19,967,596	1,445,282	(935,448)	(17,066)	(491,191)	19,969,173	176,790
PIMCO PVIT Real Return Portfolio	17,354,269	1,911,369	(227,391)	(2,531)	(1,541,259)	17,494,458	8,671
PIMCO PVIT Total Return Portfolio	62,840,694	4,827,080	(6,754,487)	137,993	(2,534,991)	58,516,289	642,273
PIMCO PVIT Unconstrained Bond Portfolio	12,488,644	483,413	(525,201)	21,215	(38,900)	12,429,170	29,969

Totals	$253,391,642	$13,862,692	$(32,728,811)	$2,708,914	$960,910	$238,195,347	$1,234,115

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $2,031 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$238,195,347	$—	$238,195,347
Unaffiliated Investment Company	120,184	—	120,184

Total Investment Securities	$238,315,531	$—	$238,315,531

Other Financial Instruments:*
Futures Contracts	(190,402)	—	(190,402)

Total Investments	$238,125,129	$—	$238,125,129

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Conservative Fund	$13,734,964	$32,601,083

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $225,175,915. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$16,984,432
Unrealized depreciation	(3,844,816)

Net unrealized appreciation depreciation	$13,139,616

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Conservative Fund	$4,166,111	$1,685,796	$5,851,907

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Conservative Fund	$5,683,642	$2,581,367	$—	$12,158,454	$20,423,463

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL MVP FusionSM Growth Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Fusion Growth Fund	$1,000.00	$1,053.70	$1.07	0.21%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Fusion Growth Fund	$1,000.00	$1,023.75	$1.05	0.21%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	43.5%
International Equities	32.5
Fixed Income	19.0
Money Market	— ^

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
2,179,305	AZL BlackRock Capital Appreciation Fund	$33,648,471
1,664,094	AZL Columbia Mid Cap Value Fund	16,940,473
1,005,265	AZL Columbia Small Cap Value Fund	12,666,338
2,097,560	AZL Dreyfus Research Growth Fund	25,170,717
408,263	AZL Federated Clover Small Value Fund	8,516,362
2,226,368	AZL Gateway Fund	25,002,113
3,483,815	AZL International Index Fund	50,097,256
2,139,486	AZL Invesco Growth and Income Fund	29,417,934
3,661,162	AZL Invesco International Equity Fund	58,944,702
4,148,403	AZL JPMorgan International Opportunities Fund	67,079,671
4,080,965	AZL JPMorgan U.S. Equity Fund	50,236,675
1,374,234	AZL MFS Investors Trust Fund	25,134,741
3,201,122	AZL MFS Value Fund	33,451,721
431,508	AZL Mid Cap Index Fund	8,513,648
2,530,048	AZL Morgan Stanley Global Real Estate Fund	25,452,278
1,069,825	AZL Morgan Stanley Mid Cap Growth Fund	16,903,232
2,857,504	AZL NFJ International Value Fund	33,204,193
1,997,393	AZL Oppenheimer Discovery Fund	25,326,941
2,994,852	AZL Pyramis Core Bond Fund	29,229,755
1,490,844	AZL Russell 1000 Growth Index Fund	20,976,181

Shares		Fair Value
Affiliated Investment Companies, continued
2,763,966	AZL Russell 1000 Value Index Fund	$37,783,409
1,718,445	AZL Schroder Emerging Markets Equity Fund, Class 2	12,338,434
1,811,343	NFJ Dividend Value Portfolio	21,029,695
2,595,652	PIMCO PVIT Global Advantage Strategy Bond Portfolio	24,996,131
1,067,000	PIMCO PVIT High Yield Portfolio	8,418,630
1,910,894	PIMCO PVIT Real Return Portfolio	24,994,499
4,901,258	PIMCO PVIT Total Return Portfolio	54,403,966
1,590,912	PIMCO PVIT Unconstrained Bond Portfolio	16,625,025

Total Affiliated Investment Companies (Cost $641,041,206)		796,503,191

Unaffiliated Investment Company (0.0%):
111,207	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	111,207

Total Unaffiliated Investment Company (Cost $111,207)		111,207

Total Investment Securities (Cost $641,152,413)(b) — 95.0%		796,614,398
Net other assets (liabilities) — 5.0%		41,407,157

Net Assets — 100.0%		$838,021,555

Percentages indicated are based on net assets as of June 30, 2013.

(a)	The rate represents the effective yield at June 30, 2013.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $41,716,254 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/20/13	66	$8,353,125	$(181,092)
S&P 500 Index E-Mini September Futures	Long	9/23/13	417	33,345,405	(95,718)

Total					$(276,810)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Growth Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$111,207
Investments in affiliates, at cost	641,041,206

Investment securities, at cost	$641,152,413

Investments in non-affiliates, at value	$111,207
Investments in affiliates, at value	796,503,191

Investment securities, at value	796,614,398
Segregated cash for collateral	41,716,254
Interest and dividends receivable	141,169
Receivable for capital shares issued	47,469
Prepaid expenses	5,116

Total Assets	838,524,406

Liabilities:
Payable for affiliated investments purchased	141,169
Payable for capital shares redeemed	173,802
Payable for variation margin on futures contracts	174
Manager fees payable	141,487
Administration fees payable	4,608
Custodian fees payable	131
Administrative and compliance services fees payable	4,846
Trustee fees payable	16,557
Other accrued liabilities	20,077

Total Liabilities	502,851

Net Assets	$838,021,555

Net Assets Consist of:
Capital	$892,666,526
Accumulated net investment income/(loss)	11,933,177
Accumulated net realized gains/(losses) from investment transactions	(221,763,323)
Net unrealized appreciation/(depreciation) on investments	155,185,175

Net Assets	$838,021,555

Shares of beneficial interest (unlimited number of shares authorized, no par value)	74,988,739
Net Asset Value (offering and redemption price per share)	$11.18

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends from affiliates	$1,241,927

Total Investment Income	1,241,927

Expenses:
Manager fees	852,884
Administration fees	30,552
Custodian fees	1,063
Administrative and compliance services fees	9,604
Trustee fees	23,868
Professional fees	23,888
Shareholder reports	14,925
Other expenses	9,258

Total expenses before reductions	966,042
Less expenses voluntarily waived/reimbursed by the Manager	(83,985)

Net expenses	882,057

Net Investment Income/(Loss)	359,870

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	14,935,063
Net realized gains/(losses) on futures contracts	(3,492,275)
Change in net unrealized appreciation/depreciation on investments	31,420,521

Net Realized/Unrealized Gains/(Losses) on Investments	42,863,309

Change in Net Assets Resulting From Operations	$43,223,179

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Growth Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$359,870	$9,035,517
Net realized gains/(losses) on investment transactions	11,442,788	6,217,750
Change in unrealized appreciation/depreciation on investments	31,420,521	80,841,337

Change in net assets resulting from operations	43,223,179	96,094,604

Dividends to Shareholders:
From net investment income	—	(12,259,264)

Change in net assets resulting from dividends to shareholders	—	(12,259,264)

Capital Transactions:
Proceeds from shares issued	25,018,792	57,974,556
Proceeds from dividends reinvested	—	12,259,264
Value of shares redeemed	(55,342,148)	(56,132,283)

Change in net assets resulting from capital transactions	(30,323,356)	14,101,537

Change in net assets	12,899,823	97,936,877
Net Assets:
Beginning of period	825,121,732	727,184,855

End of period	$838,021,555	$825,121,732

Accumulated net investment income/(loss)	$11,933,177	$11,573,307

Share Transactions:
Shares issued	2,208,181	5,695,090
Dividends reinvested	—	1,184,470
Shares redeemed	(4,966,260)	(5,578,784)

Change in shares	(2,758,079)	1,300,776

See accompanying notes to the financial statements.

4

AZL MVP Fusion Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$10.61		$9.51	$10.15	$9.15	$7.36	$12.94

Investment Activities:
Net Investment Income/(Loss)	0.01		0.12	0.16	0.12	0.11	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.56		1.14	(0.61)	1.05	2.20	(4.94)

Total from Investment Activities	0.57		1.26	(0.45)	1.17	2.31	(4.82)

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.19)	(0.17)	(0.18)	(0.16)
Net Realized Gains	—		—	—	—	(0.34)	(0.60)

Total Dividends	—		(0.16)	(0.19)	(0.17)	(0.52)	(0.76)

Net Asset Value, End of Period	$11.18		$10.61	$9.51	$10.15	$9.15	$7.36

Total Return(a)	5.37	%(b)	13.29%	(4.43)%	12.90%	31.84%	(38.77)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$838,022		$825,122	$727,185	$864,986	$825,266	$632,430
Net Investment Income/(Loss)(c)	0.08%		1.16%	1.32%	1.16%	1.39%	1.15%
Expenses Before Reductions(c) (d)*	0.23%		0.23%	0.23%	0.24%	0.25%	0.24%
Expenses Net of Reductions(c)*	0.21%		0.18%	0.18%	0.19%	0.20%	0.24%
Portfolio Turnover Rate(e)	2	%(b)	25%	24%	48%	53%	62%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 11 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Growth Fund (formerly AZL Fusion Growth Fund) (the “Fund”), and 10 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2013, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $41.7 million as of June 30, 2013. The monthly average notional amount for these contracts was $49.5 million for the period ended June 30, 2013. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$276,810

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$(3,492,275)	$(462,126)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MVP Fusion Growth Fund	0.20%	0.30%

*	From January 1, 2013 through April 30, 2013, the Manager voluntarily reduced the management fee to 0.17%. Effective May 1, 2013, the voluntary waiver was no longer in effect.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

7

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2013, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2013 is as follows:

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Allianz AGIC Opportunity Fund	$8,358,301	$18,091	$(51,232)	$999	$(8,326,160)	$—	$—
AZL BlackRock Capital Appreciation Fund	32,808,672	72,366	(1,847,621)	253,821	2,361,233	33,648,471	—
AZL Columbia Mid Cap Value Fund	16,629,787	36,183	(2,193,592)	444,515	2,023,581	16,940,473	—
AZL Columbia Small Cap Value Fund	12,737,287	27,137	(1,880,999)	386,077	1,396,836	12,666,338	—
AZL Dreyfus Research Growth Fund	24,502,316	54,274	(1,867,335)	205,990	2,275,471	25,170,717	—
AZL Federated Clover Small Cap Value Fund	8,279,052	18,091	(1,001,471)	93,848	1,126,841	8,516,362	—
AZL Gateway Fund	24,232,030	910,330	(1,018,692)	(13,501)	891,947	25,002,113	—
AZL International Index Fund	50,650,492	108,549	(2,319,942)	215,533	1,442,624	50,097,256	—
AZL Invesco Growth and Income Fund	28,654,189	63,320	(4,147,342)	869,800	3,977,967	29,417,934	—
AZL Invesco International Equity Fund	58,411,477	126,640	(441,620)	51,753	796,452	58,944,702	—
AZL JPMorgan International Opportunities Fund	67,749,892	144,732	(2,216,399)	(97,647)	1,499,091	67,079,670	—
AZL JPMorgan U.S. Equity Fund	49,368,312	108,549	(6,407,088)	2,017,418	5,149,484	50,236,675	—
AZL MFS Investors Trust Fund	24,602,633	54,274	(2,507,834)	619,218	2,366,450	25,134,741	—
AZL MFS Value Fund	32,742,455	72,366	(4,598,035)	1,033,868	4,201,067	33,451,721	—
AZL Mid Cap Index Fund	8,208,159	18,091	(869,398)	187,342	969,454	8,513,648	—
AZL Morgan Stanley Global Real Estate Fund	25,637,683	1,823,332	(2,331,234)	528,372	(205,875)	25,452,278	—
AZL Morgan Stanley Mid Cap Growth Fund	16,581,979	36,183	(2,163,414)	555,075	1,893,408	16,903,232	—
AZL NFJ International Value Fund	33,861,145	78,456	(403,900)	(54,006)	(277,502)	33,204,193	—
AZL Oppenheimer Discovery Fund	16,398,954	115,767	(3,170,709)	393,010	11,589,919	25,326,941	—
AZL Pyramis Core Bond Fund	32,177,496	1,546,564	(3,594,358)	16,418	(916,366)	29,229,755	—
AZL Russell 1000 Growth Index Fund	30,242,040	260,810	(12,643,638)	3,103,942	13,027	20,976,181	—
AZL Russell 1000 Value Index Fund	47,167,558	117,595	(16,204,289)	3,727,362	2,975,184	37,783,409	—
AZL Schroder Emerging Markets Equity Fund	12,973,858	806,856	(76,847)	6,724	(1,372,157)	12,338,434	—
AZL Strategic Investments Trust	—	—	—	1,315	—	—	—
NFJ Dividend Value Portfolio	20,392,207	492,143	(2,531,701)	230,025	2,447,021	21,029,695	155,666
PIMCO PVIT Global Advantage Strategy Bond Portfolio	24,494,515	2,377,377	(273,129)	(2,385)	(1,600,247)	24,996,131	211,080
PIMCO PVIT High Yield Portfolio	8,397,765	254,367	(51,232)	3,565	(185,835)	8,418,630	236,275
PIMCO PVIT Real Return Portfolio	24,106,644	3,238,587	(153,694)	1,849	(2,198,886)	24,994,499	12,040
PIMCO PVIT Total Return Portfolio	56,722,252	5,003,379	(5,071,462)	144,045	(2,394,247)	54,403,967	587,956
PIMCO PVIT Unconstrained Bond Portfolio	16,356,850	564,916	(270,408)	10,718	(37,051)	16,625,025	38,911

Totals	$813,446,000	$18,549,325	$(82,308,614)	$14,935,063	$31,882,732	$796,503,191	$1,241,927

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $6,695 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

8

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$796,503,191	$—	$796,503,191
Unaffiliated Investment Company	111,207	—	111,207

Total Investment Securities	$796,614,398	$—	$796,614,398

Other Financial Instruments:*
Futures Contracts	(276,810)	—	(276,810)

Total Investments	$796,337,588	$—	$796,337,588

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Growth Fund	$18,216,889	$81,937,782

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $683,758,852. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$160,880,352
Unrealized depreciation	(48,024,806)

Net unrealized appreciation depreciation	$112,855,546

9

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2017
AZL MVP Fusion Growth Fund	$182,231,767

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount
AZL MVP Fusion Growth Fund	$2,881,676	$1,996,084	$4,877,760

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Growth Fund	$12,259,264	$—	$12,259,264

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Growth Fund	$11,573,308	$—	$(187,109,527)	$77,668,069	$97,868,150

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL MVP FusionSM Moderate Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 11

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Fusion Moderate Fund	$1,000.00	$1,038.50	$1.01	0.20%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Fusion Moderate Fund	$1,000.00	$1,023.80	$1.00	0.20%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	38.1%
Fixed Income	32.4
International Equities	24.5

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
6,438,131	AZL BlackRock Capital Appreciation Fund	$99,404,738
3,786,041	AZL Columbia Mid Cap Value Fund	38,541,896
3,044,583	AZL Columbia Small Cap Value Fund	38,361,742
4,219,921	AZL Dreyfus Research Growth Fund	50,639,055
1,260,897	AZL Federated Clover Small Value Fund	26,302,305
5,352,991	AZL Gateway Fund	60,114,093
8,329,733	AZL International Index Fund	119,781,564
5,447,848	AZL Invesco Growth and Income Fund	74,907,906
7,876,932	AZL Invesco International Equity Fund	126,818,612
8,911,302	AZL JPMorgan International Opportunities Fund	144,095,749
10,032,008	AZL JPMorgan U.S. Equity Fund	123,494,023
2,752,627	AZL MFS Investors Trust Fund	50,345,540
8,292,588	AZL MFS Value Fund	86,657,546
1,315,248	AZL Mid Cap Index Fund	25,949,841
4,634,864	AZL Morgan Stanley Global Real Estate Fund	46,626,735
2,435,709	AZL Morgan Stanley Mid Cap Growth Fund	38,484,199
6,663,371	AZL NFJ International Value Fund	77,428,376
4,933,462	AZL Oppenheimer Discovery Fund	62,556,303

Shares		Fair Value
Affiliated Investment Companies, continued
17,458,086	AZL Pyramis Core Bond Fund	$170,390,918
4,878,496	AZL Russell 1000 Growth Index Fund	68,640,441
6,367,158	AZL Russell 1000 Value Index Fund	87,039,056
3,151,671	AZL Schroder Emerging Markets Equity Fund, Class 2	22,628,999
4,348,954	NFJ Dividend Value Portfolio	50,491,357
7,126,024	PIMCO PVIT Global Advantage Strategy Bond Portfolio	68,623,613
6,164,986	PIMCO PVIT High Yield Portfolio	48,641,741
7,146,420	PIMCO PVIT Real Return Portfolio	93,475,171
30,862,786	PIMCO PVIT Total Return Portfolio	342,576,922
6,818,641	PIMCO PVIT Unconstrained Bond Portfolio	71,254,802

Total Affiliated Investment Companies (Cost $1,992,567,914)		2,314,273,243

Total Investment Securities (Cost $1,992,567,914)(a) — 95.0%		2,314,273,243
Net other assets (liabilities) — 5.0%		122,195,099

Net Assets — 100.0%		$2,436,468,342

Percentages indicated are based on net assets as of June 30, 2013.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $121,301,244 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/20/13	337	$42,651,563	$(940,063)
S&P 500 Index E-Mini September Futures	Long	9/23/13	985	78,765,525	(223,306)

Total					$(1,163,369)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Moderate Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,992,567,915

Investments in affiliates, at value	$2,314,273,243
Segregated cash for collateral	121,301,244
Interest and dividends receivable	704,293
Receivable for capital shares issued	1,449,357
Receivable for affiliated investments sold	927,980
Receivable for variation margin on futures contracts	75
Prepaid expenses	10,729

Total Assets	2,438,666,921

Liabilities:
Cash overdraft	927,980
Payable for affiliated investments purchased	758,661
Manager fees payable	405,497
Administration fees payable	4,895
Custodian fees payable	241
Administrative and compliance services fees payable	11,703
Trustee fees payable	39,981
Other accrued liabilities	49,622

Total Liabilities	2,198,580

Net Assets	$2,436,468,341

Net Assets Consist of:
Capital	$2,159,072,840
Accumulated net investment income/(loss)	40,146,221
Accumulated net realized gains/(losses) from investment transactions	(83,292,679)
Net unrealized appreciation/(depreciation) on investments	320,541,959

Net Assets	$2,436,468,341

Shares of beneficial interest (unlimited number of shares authorized, no par value)	210,067,479
Net Asset Value (offering and redemption price per share)	$11.60

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends from affiliates	$5,620,774

Total Investment Income	5,620,774

Expenses:
Manager fees	2,232,701
Administration fees	37,732
Custodian fees	1,978
Administrative and compliance services fees	23,737
Trustee fees	58,637
Professional fees	73,273
Shareholder reports	36,602
Other expenses	23,337

Total expenses before reductions	2,487,997
Less expenses voluntarily waived/reimbursed by the Manager	(209,823)

Net expenses	2,278,174

Net Investment Income/(Loss)	3,342,600

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	18,881,437
Net realized gains/(losses) on futures contracts	(7,734,008)
Change in net unrealized appreciation/depreciation on investments	59,880,368

Net Realized/Unrealized Gains/(Losses) on Investments	71,027,797

Change in Net Assets Resulting From Operations	$74,370,397

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Moderate Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$3,342,600	$26,571,643
Net realized gains/(losses) on investment transactions	11,147,429	3,964,536
Change in unrealized appreciation/depreciation on investments	59,880,368	199,401,971

Change in net assets resulting from operations	74,370,397	229,938,150

Dividends to Shareholders:
From net investment income	—	(33,385,525)

Change in net assets resulting from dividends to shareholders	—	(33,385,525)

Capital Transactions:
Proceeds from shares issued	51,848,239	120,965,962
Proceeds from shares issued in merger	316,567,026	—
Proceeds from dividends reinvested	—	33,385,525
Value of shares redeemed	(74,900,071)	(90,887,463)

Change in net assets resulting from capital transactions	293,515,194	63,464,024

Change in net assets	367,885,591	260,016,649
Net Assets:
Beginning of period	2,068,582,750	1,808,566,101

End of period	$2,436,468,341	$2,068,582,750

Accumulated net investment income/(loss)	$40,146,221	$36,803,621

Share Transactions:
Shares issued	4,389,369	11,382,503
Shares issued in merger	26,874,597	—
Dividends reinvested	—	3,057,283
Shares redeemed	(6,460,978)	(8,429,621)

Change in shares	24,802,988	6,010,165

See accompanying notes to the financial statements.

4

AZL MVP Fusion Moderate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$11.17		$10.09	$10.58	$9.63	$7.75	$12.45

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.13	0.14	0.05	0.06	0.23
Net Realized and Unrealized Gains/(Losses) on Investments	0.44		1.13	(0.44)	1.07	2.20	(4.13)

Total from Investment Activities	0.43		1.26	(0.30)	1.12	2.26	(3.90)

Dividends to Shareholders From:
Net Investment Income	—		(0.18)	(0.19)	(0.17)	(0.17)	(0.24)
Net Realized Gains	—		—	—	—	(0.21)	(0.56)

Total Dividends	—		(0.18)	(0.19)	(0.17)	(0.38)	(0.80)

Net Asset Value, End of Period	$11.60		$11.17	$10.09	$10.58	$9.63	$7.75

Total Return(a)	3.85	%(b)	12.53%	(2.84)%	11.74%	29.42%	(32.76)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,436,468		$2,068,583	$1,808,566	$1,545,100	$935,729	$438,317
Net Investment Income/(Loss)(c)	0.30%		1.34%	1.63%	1.47%	2.07%	1.79%
Expenses Before Reductions(c) (d)*	0.22%		0.23%	0.22%	0.24%	0.25%	0.25%
Expenses Net of Reductions(c)*	0.20%		0.18%	0.17%	0.19%	0.20%	0.24%
Portfolio Turnover Rate(e)	2	%(b)	23%	19%	32%	38%	55%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 11 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Moderate Fund (formerly AZL Fusion Moderate Fund) (the “Fund”), and 10 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2013, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value

6

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

(“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $121.4 million as of June 30, 2013. The monthly average notional amount for these contracts was $118.1 million for the period ended June 30, 2013. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$1,163,369

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$(7,734,008)	$(1,545,882)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MVP Fusion Moderate Fund	0.20%	0.30%

*	From January 1, 2013 through April 30, 2013, the Manager voluntarily reduced the management fee to 0.17%. Effective May 1, 2013, the voluntary waiver was no longer in effect.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2013, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2013 is as follows:

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Allianz AGIC Opportunity Fund	$20,279,547	$2,889,543	$(108,685)	$1,963	$(23,062,368)	$—	$—
AZL BlackRock Capital Appreciation Fund	81,628,186	11,662,207	(1,550,114)	61,664	7,602,795	99,404,738	—

7

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Columbia Mid Cap Value Fund	$31,305,936	$4,138,229	$(2,355,266)	$309,604	$5,143,394	$38,541,896	$—
AZL Columbia Small Cap Value Fund	32,372,633	4,257,489	(3,570,841)	430,782	4,871,680	38,361,742	—
AZL Dreyfus Research Growth Fund	40,593,947	5,728,300	(517,253)	38,390	4,795,671	50,639,055	—
AZL Federated Clover Small Cap Value Fund	20,342,029	2,911,688	(382,880)	17,126	3,414,342	26,302,305	—
AZL Gateway Fund	50,662,185	7,659,996	(271,712)	(93)	2,063,718	60,114,093	—
AZL International Index Fund	106,689,859	14,056,893	(5,845,139)	65,161	4,814,790	119,781,564	—
AZL Invesco Growth and Income Fund	61,232,340	8,302,135	(6,534,434)	983,559	10,924,305	74,907,906	—
AZL Invesco International Equity Fund	110,784,510	15,489,554	(2,020,034)	120,875	2,443,706	126,818,612	—
AZL JPMorgan International Opportunities Fund	128,424,960	17,365,541	(5,838,082)	(208,075)	4,351,404	144,095,749	—
AZL JPMorgan U.S. Equity Fund	102,597,221	13,846,016	(10,341,685)	1,635,839	15,756,631	123,494,023	—
AZL MFS Investors Trust Fund	41,215,737	5,548,189	(2,317,216)	356,412	5,542,418	50,345,540	—
AZL MFS Value Fund	72,004,534	9,354,223	(8,190,379)	1,494,011	11,995,157	86,657,546	—
AZL Mid Cap Index Fund	20,801,615	2,773,008	(1,025,067)	102,300	3,297,986	25,949,841	—
AZL Morgan Stanley Global Real Estate Fund	43,621,402	6,193,596	(4,321,803)	962,947	170,592	46,626,735	—
AZL Morgan Stanley Mid Cap Growth Fund	30,792,129	4,525,694	(1,900,748)	(15,715)	5,082,839	38,484,199	—
AZL NFJ International Value Fund	69,715,094	10,460,151	(1,515,934)	(379,696)	(851,238)	77,428,376	—
AZL Oppenheimer Discovery Fund	29,989,395	4,648,994	(3,627,595)	292,805	31,252,704	62,556,303	—
AZL Pyramis Core Bond Fund	162,959,941	27,081,248	(14,675,480)	185,333	(5,160,125)	170,390,918	—
AZL Russell 1000 Growth Index Fund	69,211,876	7,894,788	(16,820,169)	2,805,406	5,548,540	68,640,441	—
AZL Russell 1000 Value Index Fund	101,229,787	9,633,801	(39,686,915)	8,758,072	7,104,311	87,039,056	—
AZL Schroder Emerging Markets Equity Fund	22,163,672	3,086,590	(108,685)	5,215	(2,517,793)	22,628,999	—
AZL Strategic Investments Trust	—	—	—	4,303	—	—	—
NFJ Dividend Value Portfolio	40,541,828	6,268,566	(2,328,576)	211,501	5,798,038	50,491,357	364,178
PIMCO PVIT Global Advantage Strategy Bond Portfolio	62,112,290	11,051,972	(326,055)	7,289	(4,221,884)	68,623,613	543,432
PIMCO PVIT High Yield Portfolio	42,428,661	7,308,928	(217,370)	14,789	(893,267)	48,641,741	1,237,966
PIMCO PVIT Real Return Portfolio	82,286,250	19,837,658	(434,740)	(2,336)	(8,211,662)	93,475,171	41,783
PIMCO PVIT Total Return Portfolio	306,491,289	66,496,136	(17,168,275)	606,761	(13,848,990)	342,576,922	3,280,581
PIMCO PVIT Unconstrained Bond Portfolio	62,179,401	9,263,247	(326,055)	15,243	122,966	71,254,802	152,834

Totals	$2,046,658,254	$319,734,380	$(154,327,186)	$18,881,437	$83,330,661	$2,314,273,243	$5,620,774

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $26,751 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

8

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2		Total

Affiliated Investment Companies	$2,314,273,243	$		$2,314,273,243

Total Investment Securities	$2,314,273,243		$—	$2,314,273,243

Other Financial Instruments:*
Futures Contracts	(1,163,369)		—	(1,163,369)

Total Investments	$2,313,109,874		$—	$2,313,109,874

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Moderate Fund	$42,310,627	$72,807,460

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $2,031,901,950. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$334,184,950
Unrealized depreciation	(51,813,657)

Net unrealized appreciation depreciation	$282,371,293

9

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2017
AZL MVP Fusion Moderate Fund	$54,053,479

During the year ended December 31, 2012, the Fund utilized $8,030,391 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Moderate Fund	$33,385,525	$—	$33,385,525

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Moderate Fund	$36,803,621	$—	$(54,053,479)	$198,370,915	$181,121,057

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Acquisition of Funds

On April 26, 2013, the Fund acquired all of the net assets of the AZL MVP Fusion Moderate Fund, an open-end investment company, pursuant to a plan of reorganization approved by AZL MVP Fusion Moderate Fund shareholders on April 24, 2013. The purpose of the transaction was to combine two funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 26,874,897 shares of the Fund, valued at $316,567,026, for 27,547,105 shares of the AZL MVP Fusion Moderate Fund outstanding on April 26, 2013.

The investment portfolio of the AZL MVP Fusion Moderate Fund, with a fair value of $300,786,728 and identified cost of $278,882,682 at April 26, 2013, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the AZL MVP Fusion Moderate Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Fund were $2,146,421,277. All fees and expenses incurred by the AZL MVP Fusion Moderate Fund and the Fund directly in connection with the plan of reorganization were borne by the Funds.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2013, are as follows:

Net investment income/(loss)	$3,600,209
Net realized/unrealized gains/(losses)	85,350,744

Change in net assets resulting from operations	$88,950,953

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the AZL MVP Fusion Moderate Fund that have been included in the Fund’s statement of operations since April 26, 2013.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

AZL MVP Fusion Moderate Fund

Special Joint Meeting of Shareholders (Unaudited)

April 24, 2013

We, the undersigned, as record holder of 12,120,098.895 shares representing the AZL Allianz MVP Fusion Balanced Fund and 22,933,873.530 shares representing the AZL MVP Fusion Moderate Fund (collectively, the “Acquired Funds”), each an outstanding series of the Allianz Variable Insurance Products Fund of Funds Trust (the “FOF Trust”), hereby vote the votes entitled to be cast by such shares (one vote for each dollar of each share’s net asset value) for the Proposals for the AZL MVP Fusion Balanced Fund and AZL MVP Fusion Moderate Fund as follows:

The manner in which the votes were cast at the Special Joint Meeting for the Acquired Funds with respect to the Proposal was as follows:

—

To approve an Agreement and Plan of Reorganization (the “Plan”) between the AZL MVP Fusion Balanced Fund, which is a series of the FOF Trust, and the AZL Fusion Balanced Fund (the “Acquiring Fund”), which is another series of the FOF Trust;

—

To approve an Agreement and Plan of Reorganization (the “Plan”) between the AZL MVP Fusion Moderate Fund, which is a series of the FOF Trust, and the AZL Fusion Moderate Fund (the “Acquiring Fund”), which is another series of the FOF Trust;

—	Such other business as may properly come before the meeting, or any adjournment of the meeting.

Under each Plan, the Acquiring Fund would acquire all of the assets and assume all of the liabilities of the corresponding Acquired Fund in exchange for shares of the Acquiring Fund, which would be distributed proportionately to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, and the assumption of the Acquired Fund’s liabilities.

ACQUIRED FUND		FOR	AGAINST	ABSTAIN
AZL MVP Fusion Balanced Fund	Votes(1)	10,024,076.968	290,872.733	1,805,149.194
	% of votes entitled to be cast	82.706%	2.400%	14.894%
	Shares(2)	1,880,939.675	58,165.155	341,048.140
	% of shares outstanding	15.519%	0.480%	2.814%

AZL MVP Fusion Balanced Fund (NAV)(1/31/2013 -$11.06)	Votes(1)	110,866,291.100	3,217,052.426	19,964,950.080
	% of votes entitled to be cast	82.706%	2.400%	14.894%
	Shares(2)	20,803,192.800	643,306.614	3,771,992.428
	% of shares outstanding	15.519%	0.480%	2.814%

AZL MVP Fusion Moderate Fund	Votes(1)	19,933,272.764	368,620.020	2,631,980.746
	% of votes entitled to be cast	86.916%	1.607%	11.476%
	Shares(2)	3,684,886.169	69,018.425	467,830.831
	% of shares outstanding	16.067%	0.301%	2.040%

AZL MVP Fusion Moderate Fund (NAV)(1/31/2013 - $11.20)	Votes(1)	223,252,654.900	4,128,544.224	29,478,184.350
	% of votes entitled to be cast	86.916%	1.607%	11.476%
	Shares(2)	41,270,725.090	773,006.360	5,239,705.307
	% of shares outstanding	16.067%	0.301%	2.040%

(1)	Echo Voting

(2)	Non-Echo Voting

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Growth Index Strategy Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 9

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Growth Index Strategy Fund	$1,000.00	$1,076.20	$0.41	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Growth Index Strategy Fund	$1,000.00	$1,024.40	$0.40	0.08%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	56.0%
Fixed Income	25.0
International Equities	18.9
Money Market	0.3

Total Investment Securities	100.2
Net other assets (liabilities)	(0.2)

Net Assets	100.0%

1

AZL Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (99.9%):
25,198,285	AZL Enhanced Bond Index Fund	$273,905,357
14,387,616	AZL International Index Fund	206,893,913
6,156,338	AZL Mid Cap Index Fund	121,464,552
38,448,822	AZL S&P 500 Index Fund, Class 2	432,164,756
4,651,153	AZL Small Cap Stock Index Fund	61,441,725

Total Affiliated Investment Companies (Cost $908,826,006)		1,095,870,303

Unaffiliated Investment Company (0.3%):
2,743,120	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	2,743,120

Total Unaffiliated Investment Company (Cost $2,743,120)		2,743,120

Total Investment Securities (Cost $911,569,126)(b) — 100.2%		1,098,613,423
Net other assets (liabilities) — (0.2)%		(1,653,003)

Net Assets — 100.0%		$1,096,960,420

Percentages	indicated are based on net assets as of June 30, 2013.

(a)	The rate represents the effective yield at June 30, 2013.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$2,743,120
Investments in affiliates, at cost	908,826,006

Investment securities, at cost	$911,569,126

Investments in non-affiliates, at value	$2,743,120
Investments in affiliates, at value	1,095,870,303

Investment securities, at value	1,098,613,423
Receivable for capital shares issued	1,207,744
Prepaid expenses	5,855

Total Assets	1,099,827,022

Liabilities:
Payable for affiliated investments purchased	2,743,120
Payable for capital shares redeemed	23,489
Manager fees payable	45,247
Administration fees payable	4,648
Custodian fees payable	91
Administrative and compliance services fees payable	5,878
Trustee fees payable	20,080
Other accrued liabilities	24,049

Total Liabilities	2,866,602

Net Assets	$1,096,960,420

Net Assets Consist of:
Capital	$892,989,621
Accumulated net investment income/(loss)	13,604,623
Accumulated net realized gains/(losses) from investment transactions	3,321,879
Net unrealized appreciation/(depreciation) on investments	187,044,297

Net Assets	$1,096,960,420

Shares of beneficial interest (unlimited number of shares authorized, no par value)	68,145,470
Net Asset Value (offering and redemption price per share)	$16.10

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends from affiliates	$816

Total Investment Income	816

Expenses:
Manager fees	263,634
Administration fees	31,725
Custodian fees	784
Administrative and compliance services fees	12,456
Trustee fees	30,830
Professional fees	30,138
Shareholder reports	18,627
Other expenses	10,936

Total expenses	399,130

Net Investment Income/(Loss)	(398,314)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	2,167,821
Change in net unrealized appreciation/depreciation on investments	72,712,191

Net Realized/Unrealized Gains/(Losses) on Investments	74,880,012

Change in Net Assets Resulting From Operations	$74,481,698

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL Growth Index Strategy Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(398,314)	$9,863,262
Net realized gains/(losses) on investment transactions	2,167,821	5,451,472
Change in unrealized appreciation/depreciation on investments	72,712,191	92,640,313

Change in net assets resulting from operations	74,481,698	107,955,047

Dividends to Shareholders:
From net investment income	—	(10,302,471)
From net realized gains	—	(1,563,064)

Change in net assets resulting from dividends to shareholders	—	(11,865,535)

Capital Transactions:
Proceeds from shares issued	82,338,081	149,736,475
Proceeds from dividends reinvested	—	11,865,535
Value of shares redeemed	(23,002,468)	(59,054,406)

Change in net assets resulting from capital transactions	59,335,613	102,547,604

Change in net assets	133,817,311	198,637,116
Net Assets:
Beginning of period	963,143,109	764,505,993

End of period	$1,096,960,420	$963,143,109

Accumulated net investment income/(loss)	$13,604,623	$14,002,937

Share Transactions:
Shares issued	5,189,714	10,519,797
Dividends reinvested	—	807,179
Shares redeemed	(1,438,954)	(4,122,011)

Change in shares	3,750,760	7,204,965

See accompanying notes to the financial statements.

4

AZL Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	July 10, 2009 to December 31, 2009 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.96		$13.37	$13.44	$11.85	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.02)		0.13	0.07	0.07	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	1.16		1.64	(0.07)	1.52	1.85

Total from Investment Activities	1.14		1.77	—	1.59	1.85

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.07)	— (b)	—	(b)
Net Realized Gains	—		(0.02)	— (b)	—	—

Total Dividends	—		(0.18)	(0.07)	— (b)	—	(b)

Net Asset Value, End of Period	$16.10		$14.96	$13.37	$13.44	$11.85

Total Return(c)	7.62	%(d)	13.33%	0.01%	13.42%	18.50	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,096,960		$963,143	$764,506	$384,050	$171,361
Net Investment Income/(Loss)(e)	(0.08)%		1.10%	1.16%	0.82%	—
Expenses Before Reductions(e) (f)*	0.08%		0.08%	0.08%	0.08%	0.20%
Expenses Net of Reductions(e)*	0.08%		0.08%	0.08%	0.08%	0.20%
Portfolio Turnover Rate(g)	2	%(d)	6%	3%	9%	44	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 11 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Growth Index Strategy Fund (the “Fund”), and 10 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Growth Index Strategy Fund	0.05%	0.20%

6

AZL Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2013, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2013 is as follows:

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Enhanced Bond Index Fund	$233,654,893	$49,572,371	$(2,033,806)	$—	$(7,281,003)	$273,905,357	$—
AZL International Index Fund	186,794,042	14,848,615	(661,864)	—	5,894,263	206,893,913	—
AZL Mid Cap Index Fund	107,635,739	2,342,718	(3,878,300)	—	15,104,655	121,464,552	—
AZL S&P 500 Index Fund	380,420,597	9,299,263	(9,678,368)	—	50,708,531	432,164,756	—
AZL Small Cap Stock Index Fund	54,551,412	1,095,176	(2,972,197)	—	8,285,745	61,441,725	—

Totals	$963,056,683	$77,158,142	$(19,224,535)	$—	$72,712,191	$1,095,870,303	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $8,040 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

7

AZL Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$1,095,870,303	$—	$1,095,870,303
Unaffiliated Investment Company	2,743,120	—	2,743,120

Total Investment Securities	$1,098,613,423	$—	$1,098,613,423

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Growth Index Strategy Fund	$77,158,142	$19,224,535

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $913,069,573. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$187,044,297
Unrealized depreciation	(1,500,447)

Net unrealized appreciation depreciation	$185,543,850

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Growth Index Strategy Fund	$10,302,471	$1,563,064	$11,865,535

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Growth Index Strategy Fund	$14,002,935	$2,637,442	$—	$112,848,724	$129,489,101

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

8

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

9

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® MVP Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,040.20	$0.91	0.18%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,023.90	$0.90	0.18%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	47.4%
Domestic Equities	34.9
International Equities	12.5
Money Market	0.2

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.8%):
4,883,553	AZL Enhanced Bond Index Fund	$53,084,223
970,251	AZL International Index Fund	13,952,216
426,788	AZL Mid Cap Index Fund	8,420,537
2,323,502	AZL S&P 500 Index Fund, Class 2	26,116,167
340,524	AZL Small Cap Stock Index Fund	4,498,326

Total Affiliated Investment Companies (Cost $101,560,293)		106,071,469

Unaffiliated Investment Company (0.2%):
267,362	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	267,362

Total Unaffiliated Investment Company (Cost $267,362)		267,362

Total Investment Securities (Cost $101,827,655)(b) — 95.0%		106,338,831
Net other assets (liabilities) — 5.0%		5,502,821

Net Assets — 100.0%		$111,841,652

Percentages indicated are based on net assets as of June 30, 2013.

(a)	The rate represents the effective yield at June 30, 2013.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $5,556,268 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/20/13	22	$2,784,375	$(54,484)
S&P 500 Index E-Mini September Futures	Long	9/23/13	35	2,798,775	(6,308)

Total					$(60,792)

See accompanying notes to the financial statements.

2

AZL MVP Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$267,362
Investments in affiliates, at cost	101,560,293

Investment securities, at cost	$101,827,655

Investments in non-affiliates, at value	$267,362
Investments in affiliates, at value	106,071,469

Investment securities, at value	106,338,831
Segregated cash for collateral	5,556,268
Receivable for capital shares issued	225,813
Prepaid expenses	313

Total Assets	112,121,225

Liabilities:
Payable for affiliated investments purchased	248,092
Payable for capital shares redeemed	11,483
Payable for variation margin on futures contracts	174
Manager fees payable	9,175
Administration fees payable	4,163
Custodian fees payable	164
Administrative and compliance services fees payable	749
Trustee fees payable	2,558
Other accrued liabilities	3,015

Total Liabilities	279,573

Net Assets	$111,841,652

Net Assets Consist of:
Capital	$107,023,793
Accumulated net investment income/(loss)	(85,350)
Accumulated net realized gains/(losses) from investment transactions	452,825
Net unrealized appreciation/(depreciation) on investments	4,450,384

Net Assets	$111,841,652

Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,060,816
Net Asset Value (offering and redemption price per share)	$11.12

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends from affiliates	$—

Total Investment Income	—

Expenses:
Manager fees	47,741
Administration fees	27,787
Custodian fees	1,271
Administrative and compliance services fees	1,150
Trustee fees	2,825
Professional fees	2,404
Shareholder reports	1,219
Other expenses	952

Total expenses	85,349

Net Investment Income/(Loss)	(85,349)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	203,370
Net realized gains/(losses) on futures contracts	228,889
Change in net unrealized appreciation/depreciation on investments	2,616,350

Net Realized/Unrealized Gains/(Losses) on Investments	3,048,609

Change in Net Assets Resulting From Operations	$2,963,260

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Balanced Index Strategy Fund
	For the Six Months Ended June 30, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(85,349)	$504,990
Net realized gains/(losses) on investment transactions	432,259	584,183
Change in unrealized appreciation/depreciation on investments	2,616,350	1,834,034

Change in net assets resulting from operations	2,963,260	2,923,207

Dividends to Shareholders:
From net investment income	—	(931,905)
From net realized gains	—	(136,703)

Change in net assets resulting from dividends to shareholders	—	(1,068,608)

Capital Transactions:
Proceeds from shares issued	38,716,858	72,117,346
Proceeds from dividends reinvested	—	1,068,608
Value of shares redeemed	(3,668,621)	(1,210,398)

Change in net assets resulting from capital transactions	35,048,237	71,975,556

Change in net assets	38,011,497	73,830,155
Net Assets:
Beginning of period	73,830,155	—

End of period	$111,841,652	$73,830,155

Accumulated net investment income/(loss)	$(85,350)	$(1)

Share Transactions:
Shares issued	3,481,315	6,921,554
Dividends reinvested	—	100,717
Shares redeemed	(328,764)	(114,006)

Change in shares	3,152,551	6,908,265

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

4

AZL MVP Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.69		$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.44		0.77

Total from Investment Activities	0.43		0.85

Dividends to Shareholders From:
Net Investment Income	—		(0.14)
Net Realized Gains	—		(0.02)

Total Dividends	—		(0.16)

Net Asset Value, End of Period	$11.12		$10.69

Total Return(b)	4.02	%(c)	8.50	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$111,842		$73,830
Net Investment Income/(Loss)(d)	(0.18)%		1.41%
Expenses Before Reductions(d) (e)*	0.18%		0.39%
Expenses Net of Reductions(d)*	0.18%		0.21%
Portfolio Turnover Rate(f)	3	%(c)	11	%(c)

*	The ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 11 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced Index Strategy Fund (the “Fund”), and 10 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2013, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value

6

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

(“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $5.6 million as of June 30, 2013. The monthly average notional amount for these contracts was $4.8 million for the period ended June 30, 2013. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$60,792

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$228,889	$(45,448)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Balanced Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2013, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2013 is as follows:

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Enhanced Bond Index Fund	$34,643,508	$20,841,442	$(1,015,255)	$(31,428)	$(1,354,044)	$53,084,223	$—
AZL International Index Fund	9,384,122	4,728,024	(383,039)	29,253	193,856	13,952,216	—
AZL Mid Cap Index Fund	5,578,242	2,281,351	(308,205)	39,472	829,676	8,420,537	—
AZL MVP BIS Investment Trust	—	—	—	1,558	—	—	—

7

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL S&P 500 Index Fund	$17,282,364	$7,289,954	$(1,065,160)	$144,803	$2,464,206	$26,116,167	$—
AZL Small Cap Stock Index Fund	3,014,219	1,073,305	(137,013)	19,711	528,104	4,498,326	—

Totals	$69,902,455	$36,214,077	$(2,908,673)	$203,370	$2,661,799	$106,071,469	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $662 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$106,071,469	$—	$106,071,469
Unaffiliated Investment Company	267,362	—	267,362

Total Investment Securities	$106,338,831	$—	$106,338,831

Other Financial Instruments:*
Futures Contracts	(60,792)	—	(60,792)

Total Investment	$106,278,039	$—	$106,278,039

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

8

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Balanced Index Strategy Fund	$36,214,077	$2,908,673

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $101,882,047. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,999,885
Unrealized depreciation	(1,543,101)

Net unrealized appreciation depreciation	$4,456,784

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Balanced Index Strategy Fund	$959,198	$109,410	$1,068,608

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Balanced Index Strategy Fund	$11,232	$16,821	$–	$1,826,546	$1,854,599

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® MVP BlackRock Global Allocation Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 18

Statement of Operations Page 18

Statements of Changes in Net Assets Page 19

Financial Highlights Page 20

Notes to the Financial Statements Page 21

Other Information Page 32

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP BlackRock Global Allocation Fund

Consolidated Expense Examples

(Unaudited)

As a shareholder of the AZL MVP BlackRock Global Allocation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP BlackRock Global Allocation Fund	$1,000.00	$1,040.80	$6.22	1.23%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP BlackRock Global Allocation Fund	$1,000.00	$1,018.70	$6.16	1.23%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Consolidated Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Common Stock	52.8%
U.S. Treasury Obligation	24.6
Foreign Bond	7.9
Corporate Bond	1.1
Yankee Dollar	2.0
Convertible Bond	1.7
Exchange Traded Fund	1.4
Securities Held as Collateral for Securities on Loan	1.3
Preferred Stock	0.9
Private Placements	0.8
Other Investments	2.1

Total Investment Securities	96.6
Net other assets (liabilities)	3.4

Net Assets	100.0%

Investments	Percent of investments
United States	62.9%
Japan	8.4
United Kingdom	4.8
Germany	3.2
Canada	2.4
Switzerland	1.8
France	1.8
Australia	1.8
Brazil	1.7
Netherlands	1.6
All other countries	9.6

Net Assets	100.0%

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (52.8%):
Aerospace & Defense (1.3%):
19,428	European Aeronautic Defence & Space Co. NV(a)	$1,032,973
609	General Dynamics Corp.(a)	47,703
542	L-3 Communications Holdings, Inc.(a)	46,471
1,018	Northrop Grumman Corp.(a)	84,290
3,899	Precision Castparts Corp.(a)	881,213
963	Raytheon Co.(a)	63,674
38,619	Safran SA(a)	2,011,177
19,248	United Technologies Corp.(a)	1,788,909

		5,956,410

Air Freight & Logistics (0.2%):
4,874	FedEx Corp.(a)	480,479
7,674	United Parcel Service, Inc., Class B(a)	663,647

		1,144,126

Airlines (0.2%):
11,700	Japan Airlines Co., Ltd.(a)	601,794
19,136	United Continental Holdings, Inc.*(a)	598,765

		1,200,559

Auto Components (0.9%):
8,200	Aisin Sieki Co., Ltd.(a)	313,876
3,763	BorgWarner, Inc.*(a)	324,182
25,800	Bridgestone Corp.(a)	879,575
83,551	Cheng Shin Rubber Industry Co., Ltd.(a)	262,616
4,491	Delphi Automotive plc(a)	227,649
12,200	DENSO Corp.(a)	572,305
11,600	Futaba Industrial Co., Ltd.*(a)	52,882
8,011	Johnson Controls, Inc.(a)	286,714
900	Lear Corp.(a)	54,414
23,100	Toyota Industries Corp.(a)	945,940
3,814	TRW Automotive Holdings Corp.*(a)	253,402

		4,173,555

Automobiles (1.7%):
4,065	Bayerische Motoren Werke AG (BMW)(a)	355,100
12,000	Daihatsu Motor Co., Ltd.(a)	227,534
74,000	Dongfeng Motor Corp., H Shares(a)	98,401
71,323	Ford Motor Co.(a)	1,103,367
89,000	Fuji Heavy Industries, Ltd.(a)	2,194,986
31,378	General Motors Co.*(a)	1,045,201
25,900	Honda Motor Co., Ltd.(a)	962,650
2,533	Hyundai Motor Co.(a)	497,706
33,000	Mazda Motor Corp.*(a)	130,152
45,900	Suzuki Motor Corp.(a)	1,058,773
13,600	Toyota Motor Corp.(a)	821,351
113,770	Yulon Motor Co., Ltd.(a)	181,607

		8,676,828

Beverages (1.2%):
5,672	Anheuser-Busch InBev NV(a)	503,137
46,158	Coca-Cola Co. (The)(a)	1,851,396
2,147	Constellation Brands, Inc., Class A*(a)	111,902
5,715	Diageo plc, ADR(a)	656,939
3,334	Dr Pepper Snapple Group, Inc.(a)	153,131
2,343	Fomento Economico Mexicano SAB de C.V., ADR(a)	241,774
17,717	Kirin Holdings Co., Ltd.(a)	278,311

Shares		Fair Value
Common Stocks, continued
Beverages, continued
19,254	PepsiCo, Inc.(a)	$1,574,785
1,830	SABMiller plc(a)	88,043
14,100	Suntory Beverage & Food, Ltd.*(a) (b)	440,803

		5,900,221

Biotechnology (0.8%):
4,026	Alexion Pharmaceuticals, Inc.*(a)	371,358
7,065	Amgen, Inc.(a)	697,033
1,682	ARIAD Pharmaceuticals, Inc.*(a)	29,418
2,902	Biogen Idec, Inc.*(a)	624,510
7,239	Celgene Corp.*(a)	846,311
5,177	Cubist Pharmaceuticals, Inc.*(a)	250,049
17,487	Gilead Sciences, Inc.*(a)	895,510
42,357	Mesoblast, Ltd.*(a)^	203,483
2,858	Onyx Pharmaceuticals, Inc.*(a)	248,132

		4,165,804

Building Products (0.2%):
13,141	Compagnie de Saint-Gobain SA*(a) (c)	—
17,767	Compagnie de Saint-Gobain SA (a)^	715,081
8,100	Daikin Industries, Ltd.(a)	327,615
1,049,223	Yuanda China Holdings, Ltd.(a)	96,456

		1,139,152

Capital Markets (1.0%):
651	Ameriprise Financial, Inc.(a)	52,653
15,780	Bank of New York Mellon Corp. (The)(a)	442,629
13,570	Credit Suisse Group AG, Registered Shares(a)	359,872
22,421	Deutsche Bank AG, Registered Shares(a)	937,843
5,553	Goldman Sachs Group, Inc. (The)(a)	839,891
12,420	Morgan Stanley(a)	303,421
5,578	Northern Trust Corp.(a)	322,966
14,127	State Street Corp.(a)	921,222
23,135	UBS AG, Registered Shares(a)	393,129

		4,573,626

Chemicals (1.7%):
5,392	Agrium, Inc.(a)	468,888
54,000	Asahi Kasei Corp.(a)	357,286
2,958	BASF SE(a)	264,159
345	CF Industries Holdings, Inc.(a)	59,168
1,000	Cheil Industries, Inc.(a)	78,110
295,460	China BlueChemical, Ltd., H shares(a)	179,300
1,182	Eastman Chemical Co.(a)	82,752
15,382	FMC Corp.(a)	939,224
19,100	Hitachi Chemical Co., Ltd.(a)	299,169
15,300	JSR Corp.(a)	309,559
24,200	Kuraray Co., Ltd.(a)	339,763
9,252	Lanxess AG(a)	556,065
3,297	Linde AG(a)	613,848
51,734	Mexichem SAB de C.V.(a)	214,562
7,601	Monsanto Co.(a)	750,979
5,500	Nitto Denko Corp.(a)	353,919
9,690	Orica, Ltd.(a)	182,106
18,450	Potash Corp. of Saskatchewan, Inc.(a)	703,499
698	PPG Industries, Inc.(a)	102,194

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,263	Praxair, Inc.(a)	$260,607
152,600	PTT Global Chemical pcl(a)	337,013
16,700	Shin-Etsu Chemical Co., Ltd.(a)	1,108,317
3,573	Sociedad Quimica y Minera de Chile SA, ADR(a)	144,349
2,701	Syngenta AG, Registered Shares(a)	1,053,637
118,000	Ube Industries, Ltd.(a)	218,982

		9,977,455

Commercial Banks (3.2%):
34,933	Banco Bilbao Vizcaya Argentaria SA(a)	290,862
65,000	Banco Santander SA(a)	411,464
6,871	Bank of Nova Scotia(a)	367,403
14,744	BB&T Corp.(a)	499,527
24,065	BNP Paribas SA(a)	1,314,690
3,586	Commonwealth Bank of Australia(a)	225,342
155,285	HSBC Holdings plc(a)	1,608,972
302,116	Intesa Sanpaolo SpA(a)	483,370
556,425	Lloyds Banking Group plc*(a)	536,341
2,938	M&T Bank Corp.(a)	328,322
134,200	Mitsubishi UFJ Financial Group, Inc.(a)	832,942
4,880	National Australia Bank, Ltd.(a)	131,429
61,000	Oversea-Chinese Banking Corp., Ltd.(a)	479,100
160,707	Sberbank of Russia(a)	458,116
4,822	Societe Generale*(a) (c)	—
5,246	Societe Generale(a)	178,610
32,500	Sumitomo Mitsui Financial Group, Inc.(a)	1,491,518
15,756	Svenska Handelsbanken AB, A Shares(a)	630,436
3,218	Toronto-Dominion Bank (The)(a)^	258,536
25,808	U.S. Bancorp(a)	932,959
95,829	UniCredit SpA(a)	448,064
67,495	Wells Fargo & Co.(a)	2,785,518

		14,693,521

Commercial Services & Supplies (0.0%):
5,648	Avery Dennison Corp.(a)	241,508

Communications Equipment (0.6%):
24,666	Cisco Systems, Inc.(a)	599,630
1,339	Motorola Solutions, Inc.(a)	77,300
34,130	QUALCOMM, Inc.(a)	2,084,661

		2,761,591

Computers & Peripherals (0.4%):
82	Apple, Inc.(a)	32,479
63,223	EMC Corp.(a)	1,493,327
36,757	Fusion-io, Inc.*(a)^	523,420
1,048	Western Digital Corp.(a)	65,070

		2,114,296

Construction & Engineering (0.3%):
26,000	JGC Corp.(a)	936,168
7,324	KBR, Inc.(a)	238,030
55,000	Okumura Corp.(a)	210,789
70,000	Toda Corp.(a)	194,528

		1,579,515

Consumer Finance (0.5%):
15,447	American Express Co.(a)	1,154,817

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
11,134	Capital One Financial Corp.(a)	$699,327
17,019	Discover Financial Services(a)	810,785

		2,664,929

Containers & Packaging (0.1%):
9,490	Crown Holdings, Inc.*(a)	390,324
10,640	Sealed Air Corp.(a)	254,828

		645,152

Diversified Consumer Services (0.1%):
52,630	Anhanguera Educacional Participacoes SA(a)	308,090

Diversified Financial Services (1.5%):
130,627	Bank of America Corp.(a)	1,679,863
28,096	Citigroup, Inc.(a)	1,347,765
4,567	Deutcsche Boerse AG(a)	300,619
400,000	General Electric Capital Corp., Series B(a)	425,000
56,950	ING Groep NV*(a)	520,335
52,568	JPMorgan Chase & Co.(a)	2,775,065

		7,048,647

Diversified Metals & Mining (0.1%):
120,000	Jiangxi Copper Co., Ltd.(a)	201,656

Diversified Telecommunication Services (1.7%):
5,245	AT&T, Inc.(a)	185,673
10,659	BCE, Inc.(a)	437,147
195,307	BT Group plc(a)	913,819
40,503	Chunghwa Telecom Co., Ltd.(a)	137,688
10,725	Chunghwa Telecom Co., Ltd., ADR(a)	344,379
70,642	Deutsche Telekom AG, Registered Shares(a)	823,850
13,247	France Telecom SA(a)	124,735
8,283	KT Corp., ADR(a)	128,552
7,700	Nippon Telegraph & Telephone Corp.(a)	401,957
131,641	PT Telekomunikasi Indonesia Tbk(a)	146,306
196,000	Singapore Telecommunications, Ltd.(a)	580,622
704	Swisscom AG, Registered Shares(a)	307,730
21,496	TDC A/S(a)	173,928
32,883	Telecom Italia SpA(a)	18,168
381,889	Telecom Italia SpA(a)	265,216
13,133	Telefonica Brasil SA, ADR(a)	299,695
35,454	Telefonica Deutschland Holding AG(a)	256,597
33,818	Telefonica SA*(a)	435,093
7,987	Telefonica SA, ADR*(a)	102,313
155,500	Telekom Malaysia Berhad(a)	265,887
7,985	TELUS Corp.(a)	233,155
33,262	Verizon Communications, Inc.(a)	1,674,409
15,743	Ziggo NV(a)	628,406

		8,885,325

Electric Utilities (0.7%):
12,667	American Electric Power Co., Inc.(a)	567,228
8,310	Duke Energy Corp.(a)	560,925
119,173	Federal Hydrogenerating Co. (RusHydro), ADR*(a)	172,747
15,643	NextEra Energy, Inc.(a)	1,274,592
16,118	PPL Corp.(a)	487,731
28,952	Scottish & Southern Energy plc(a)	668,292

		3,731,515

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.4%):
6,161	Eaton Corp. plc(a)	$405,455
11,029	Rockwell Automation, Inc.(a)	916,951
23,400	Sumitomo Electric Industries, Ltd.(a)	279,916

		1,602,322

Electronic Equipment, Instruments & Components (0.6%):
61,524	Corning, Inc.(a)	875,487
102,000	Hitachi, Ltd.(a)	655,351
28,000	HOYA Corp.(a)	574,639
2,900	Kyocera Corp.(a)	295,264
7,500	Murata Manufacturing Co., Ltd.(a)	571,109
1,200	TE Connectivity, Ltd.(a)	54,648

		3,026,498

Energy Equipment & Services (1.1%):
572	Diamond Offshore Drilling, Inc.(a)	39,348
125	Dresser-Rand Group, Inc.*(a)	7,498
17,896	Halliburton Co.(a)	746,621
722	Helmerich & Payne, Inc.(a)	45,089
21,628	National-Oilwell Varco, Inc.(a)	1,490,169
23,235	Schlumberger, Ltd.(a)	1,665,019
7,149	Technip-Coflexip SA(a)	722,466
6,386	Tenaris SA, ADR(a)	257,164

		4,973,374

Food & Staples Retailing (0.5%):
14,627	CVS Caremark Corp.(a)	836,372
1,680	Kroger Co. (The)(a)	58,027
21,542	Wal-Mart Stores, Inc.(a)	1,604,664

		2,499,063

Food Products (1.5%):
47,409	Cosan, Ltd., A Shares(a)	766,129
13,171	General Mills, Inc.(a)	639,189
14,488	Hillshire Brands Co.(a)	479,263
5,647	Kraft Foods Group, Inc., Class A(a)	315,498
11,504	Mead Johnson Nutrition Co.(a)	911,462
32,458	Mondelez International, Inc., Class A(a)	926,026
20,875	Nestle SA, Registered Shares(a)	1,365,721
32,994	SLC Agricola SA(a)	284,390
14,223	Unilever NV(a)	557,863
3,188	Unilever NV, NYS(a)	125,320
3,524	Unilever plc, ADR(a)	142,546
5,644	Unilever plc(a)	229,173
1,275	WhiteWave Foods Co., Class A*(a)	20,719

		6,763,299

Gas Utilities (0.2%):
164,000	Tokyo Gas Co., Ltd.(a)	907,849

Health Care Equipment & Supplies (0.5%):
13,325	Abbott Laboratories(a)	464,776
12,007	Covidien plc(a)	754,520
456	Intuitive Surgical, Inc.*(a)	231,000
11,646	Medtronic, Inc.(a)	599,420
1,066	Stryker Corp.(a)	68,949
4,600	Terumo Corp.(a)	228,962

		2,347,627

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (2.7%):
16,630	Aetna, Inc.(a)	$1,056,671
25,400	Al Noor Hospitals Group plc*(a)	244,695
9,423	AmerisourceBergen Corp.(a)	526,086
65,100	Bangkok Dusit Medical Services pcl, Class F(a)	328,491
20,286	Cardinal Health, Inc.(a)	957,499
3,725	DaVita, Inc.*(a)	449,980
6,152	Express Scripts Holding Co.*(a)	379,517
6,418	Fresenius SE & Co. KGaA(a)	790,985
22,057	HCA Holdings, Inc.(a)	795,375
9,762	HealthSouth Corp.*(a)	281,146
12,329	Humana, Inc.(a)	1,040,321
687,600	IHH Healthcare Berhad*(a)	859,957
71,889	Life Healthcare Group Holdings Pte, Ltd.(a)	274,726
6,935	McKesson, Inc.(a)	794,058
41,124	NMC Health plc(a)	168,988
70,000	Raffles Medical Group, Ltd.(a)	173,071
3,400	Ship Healthcare Holdings, Inc.(a)	125,159
100,397	Sinopharm Group Co., H Shares(a)	251,642
8,494	Tenet Healthcare Corp.*(a)	391,573
13,584	UnitedHealth Group, Inc.(a)	889,480
19,413	Universal Health Services, Inc., Class B(a)	1,299,895
5,070	WellPoint, Inc.(a)	414,929

		12,494,244

Hotels, Restaurants & Leisure (0.4%):
7,259	Carnival Corp.(a)	248,911
15,083	International Game Technology(a)	252,037
12,780	McDonald’s Corp.(a)	1,265,219
837	Wyndham Worldwide Corp.(a)	47,902

		1,814,069

Household Durables (0.3%):
37,388	Cyrela Brazil Realty SA Empreendimentos e Participacoes(a)	256,907
64,024	MRV Engenharia e Participacoes SA(a)	188,829
22,224	PulteGroup, Inc.*(a)	421,589
3,800	Rinnai Corp.(a)	270,577

		1,137,902

Household Products (0.7%):
15,838	Colgate-Palmolive Co.(a)	907,359
645	Energizer Holdings, Inc.(a)	64,829
5,829	Kimberly-Clark Corp.(a)	566,229
25,093	Procter & Gamble Co. (The)(a)	1,931,910
3,200	Unicharm Corp.(a)	181,055

		3,651,382

Independent Power Producers & Energy Traders (0.2%):
35,587	AES Corp. (The)(a)	426,688
31,799	Calpine Corp.*(a)	675,093

		1,101,781

Industrial Conglomerates (1.3%):
6,482	3M Co.(a)	708,807
132,219	Beijing Enterprises Holdings, Ltd.(a)	949,215
7,669	Danaher Corp.(a)	485,448
114,896	General Electric Co.(a)	2,664,438

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
68,000	Keppel Corp., Ltd.(a)	$556,209
8,509	Siemens AG, Registered Shares(a)	859,678

		6,223,795

Insurance (2.3%):
14,873	ACE, Ltd.(a)	1,330,836
9,070	American International Group, Inc.*(a)	405,429
20,013	Amlin plc(a)	119,999
3,940	Arch Capital Group, Ltd.*(a)	202,555
30,606	AXA SA(a)^	601,293
1,300	Axis Capital Holdings, Ltd.(a)	59,514
3,344	Berkshire Hathaway, Inc., Class B*(a)	374,260
4,453	Chubb Corp. (The)(a)	376,946
1,440	CNA Financial Corp.(a)	46,973
8,985	Fidelity National Financial, Inc., Class A(a)	213,933
2,821	Lincoln National Corp.(a)	102,882
9,733	MetLife, Inc.(a)	445,382
25,900	MS&AD Insurance Group Holdings, Inc.(a)	658,833
1,506	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares(a)	276,510
2,560	Platinum Underwriters Holdings, Ltd.(a)	146,483
18,237	Progressive Corp. (The)(a)	463,585
5,331	Prudential Financial, Inc.(a)	389,323
26,011	QBE Insurance Group, Ltd.(a)	358,886
625	Reinsurance Group of America, Inc.(a)	43,194
3,207	RenaissanceRe Holdings, Ltd.(a)	278,336
25,500	Sony Financial Holdings, Inc.(a)	403,011
10,700	T&D Holdings, Inc.(a)	143,965
68,500	Tokio Marine Holdings, Inc.(a)	2,172,873
748	Torchmark Corp.(a)^	48,725
7,794	Travelers Cos., Inc. (The)(a)	622,896
1,879	UnumProvident Corp.(a)	55,186
26,289	XL Group plc(a)	797,083
1,225	Zurich Insurance Group AG(a)	317,553

		11,456,444

Internet & Catalog Retail (0.3%):
2,430	Amazon.com, Inc.*(a)	674,787
1,328	Expedia, Inc.(a)	79,879
54,500	Rakuten, Inc.(a)	644,784

		1,399,450

Internet Software & Services (0.9%):
4,973	Baidu, Inc., Sponsored ADR*(a)	470,098
10,142	Facebook, Inc., Class A*(a)	252,130
3,422	Google, Inc., Class A*(a)	3,012,626
240	Project Eagle Shell, Class A*(a) (b) (d)	4,392
18,506	Project Eagle Shell, Series D*(a) (b) (d)	338,660
20,670	Project Eagle Shell*(a) (b) (d)	378,261

		4,456,167

IT Services (1.1%):
700	Accenture plc, Class A(a)	50,372
604	Alliance Data Systems Corp.*(a)^	109,342
1,684	Amdocs, Ltd.(a)	62,460
18,396	Cielo SA(a)	461,013
1,951	Computer Sciences Corp.(a)	85,395
2,041	Fidelity National Information Services, Inc.(a)	87,436

Shares		Fair Value
Common Stocks, continued
IT Services, continued
4,040	MasterCard, Inc., Class A(a)	$2,320,980
15,783	Visa, Inc., Class A(a)	2,884,344

		6,061,342

Leisure Equipment & Products (0.1%):
12,955	Mattel, Inc.(a)	586,991

Life Sciences Tools & Services (0.6%):
16,749	Agilent Technologies, Inc.(a)	716,187
3,745	Life Technologies Corp.*(a)	277,167
1,438	Mettler-Toledo International, Inc.*(a)	289,326
9,493	PerkinElmer, Inc.(a)	308,523
7,437	Thermo Fisher Scientific, Inc.(a)	629,393
5,195	Waters Corp.*(a)	519,760

		2,740,356

Machinery (0.8%):
1,049	CNH Global NV, NYS(a)	43,701
2,842	Cummins, Inc.(a)	308,243
1,500	Fanuc, Ltd.(a)	217,555
131,313	Fiat Industrial SpA(a)	1,462,617
77,090	Haitian International Holdings, Ltd.(a)	111,937
109,000	IHI Corp.(a)	413,378
47,103	Invensys plc(a)	296,348
69,000	Kubota Corp.(a)	1,001,926
7,820	PACCAR, Inc.(a)	419,621
482	Parker Hannifin Corp.(a)	45,983

		4,321,309

Media (1.4%):
5,825	Charter Communications, Inc., Class A*(a)	721,426
55,219	Comcast Corp., Class A(a)	2,312,572
2,150	DISH Network Corp., Class A(a)	91,418
5,218	Eutelsat Communications SA(a)	147,670
6,960	Kabel Deutschland Holding AG(a)	764,151
5,529	Liberty Media Corp.*(a)	700,856
14,703	Manchester United plc, Class A*(a)^	234,072
93,664	Mediaset*(a)	352,916
11,688	Pearson plc(a)	207,495
4,878	RTL Group(a)	401,152
24,865	Shaw Communications, Inc., Class B(a)^	596,911
27,000	Singapore Press Holdings, Ltd.(a)^	88,659
4,040	Time Warner Cable, Inc.(a)	454,419
38,567	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA(a)	185,585

		7,259,302

Metals & Mining (1.6%):
36,263	Antofagasta plc(a)	440,165
50,597	BHP Billiton plc(a)	1,299,347
14,868	Boliden AB(a)	184,217
9,076	Detour Gold Corp.*(a)	71,216
37,147	Eldorado Gold Corp.(a)	230,005
28,659	First Quantum Minerals, Ltd.(a)	425,224
28,393	Freeport-McMoRan Copper & Gold, Inc.(a)	783,931
28,836	Glencore International plc(a)	119,937
47,163	Goldcorp, Inc.(a)	1,166,342

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
40,696	Kinross Gold Corp.(a)	$208,628
6,766	Kinross Gold Corp.(a)	34,507
18,491	Newcrest Mining, Ltd.(a)	166,032
19,116	Newmont Mining Corp.(a)	572,524
38,556	Osisko Mining Corp.*(a)	127,615
69,095	Polyus Gold International, Ltd.(a)	211,639
21,944	Rio Tinto plc(a)	899,264
18,280	Silver Wheaton Corp.(a)	359,568
7,229	Southern Copper Corp.(a)	199,665
9,412	Teck Resources, Ltd., Class B(a)	201,134

		7,700,960

Multiline Retail (0.1%):
922	Macy’s, Inc.(a)	44,256
5,100	Ryohin Keikaku Co., Ltd.(a)	418,689

		462,945

Multi-Utilaities (0.5%):
4,035	CenterPoint Energy, Inc.(a)	94,782
14,155	CMS Energy Corp.(a)	384,591
15,245	Dominion Resources, Inc.(a)	866,221
75,399	National Grid plc(a)	852,737
3,533	Sempra Energy(a)	288,858

		2,487,189

Office Electronics (0.1%):
16,290	Canon, Inc.(a)	535,132

Oil, Gas & Consumable Fuels (4.4%):
17,018	Anadarko Petroleum Corp.(a)	1,462,357
4,840	Apache Corp.(a)	405,737
60,433	Athabasca Oil Corp.*(a)	374,186
70,609	BG Group plc(a)	1,204,889
12,335	BP plc, ADR(a)	514,863
44,727	BP plc(a)	310,229
17,816	Canadian Natural Resources, Ltd.(a)	503,480
12,209	Chevron Corp.(a)	1,444,813
12,417	Cobalt International Energy, Inc.*(a)	329,920
9,004	Devon Energy Corp.(a)	467,128
47,697	Eni SpA(a)	979,809
4,091	EOG Resources, Inc.(a)	538,703
25,454	Genel Energy plc*(a)	354,908
133	INPEX Corp.(a)	556,128
26,932	KazMunaiGas Exploration Production JSC, Registered Shares, GDR(a)	406,744
58,811	Marathon Oil Corp.(a)	2,033,684
26,744	Marathon Petroleum Corp.(a)	1,900,429
893	Murphy Oil Corp.(a)	54,375
14,331	Occidental Petroleum Corp.(a)	1,278,755
14,357	Phillips 66(a)	845,771
18,760	QEP Resources, Inc.(a)	521,153
8,383	SM Energy Co.(a)	502,812
47,324	Suncor Energy, Inc.(a)	1,395,324
1,282	Suncor Energy, Inc.(a)	37,806
15,686	Total SA(a)^	764,835
17,259	Total SA, Sponsored ADR(a)	840,513

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,384	Valero Energy Corp.(a)	$82,892
11,487	Whiting Petroleum Corp.*(a)	529,436

		20,641,679

Paper & Forest Products (0.0%):
2,097	International Paper Co.(a)	92,918

Personal Products (0.1%):
49,468	Hypermarcas SA(a)	321,952
7,000	Kao Corp.(a)	238,268

		560,220

Pharmaceuticals (3.1%):
16,755	Abbvie, Inc.(a)	692,652
5,515	Allergan, Inc.(a)	464,584
10,200	Astellas Pharma, Inc.(a)	555,575
19,976	AstraZeneca plc(a)	944,791
19,193	Bristol-Myers Squibb Co.(a)	857,735
941	GlaxoSmithKline plc, Sponsored ADR(a)	47,022
27,199	GlaxoSmithKline plc(a)	680,323
150,000	Hypermarcas SA(a) (e)^	150,750
21,342	Johnson & Johnson Co.(a)	1,832,424
22,000	Kyowa Hakko Kogyo Co., Ltd.(a)	248,957
13,898	Novartis AG, Registered Shares(a)	985,204
3,170	Perrigo Co.(a)	383,570
105,560	Pfizer, Inc.(a)	2,956,736
10,132	Roche Holding AG(a)	2,511,216
891	Sanofi-Aventis SA, ADR(a)	45,895
8,438	Sanofi-Aventis SA(a)	869,501
21,139	Shire plc(a)	670,484
136,000	Sino Biopharmaceutical, Ltd.(a)	87,672
2,121	Valeant Pharmaceuticals International, Inc.*(a)	182,576

		15,167,667

Professional Services (0.0%):
29,049	Qualicorp SA*(a)	221,220

Real Estate Investment Trusts (REITs) (0.8%):
16,843	American Capital Agency Corp.(a)	387,221
9,576	American Tower Corp.(a)	700,676
11,889	Equity Residential Property Trust(a)	690,275
56,096	Fibra Uno Amdinistracion SA(a)	188,400
6,063	Health Care REIT, Inc., Series I(a)	369,274
11,800	Keppel REIT(a)	12,058
103,465	Link REIT (The)(a)	505,109
3,186	Simon Property Group, Inc.(a)	503,133
146,500	TF Administradora Industrial S de RL de C.V.(a)	305,436
1,047	Unibail-Rodamco SE(a)	242,743

		3,904,325

Real Estate Management & Development (0.6%):
16,739	BR Malls Participacoes SA(a)	149,683
12,971	Brookfield Asset Management, Inc., Class A(a)	467,215
167,000	CapitaLand, Ltd.(a)	403,518
2,600	Daito Trust Construction Co., Ltd.(a)	245,180
59,321	St. Joe Co. (The)*(a)^	1,248,707

		2,514,303

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail (0.7%):
72,366	Asciano, Ltd.(a)	$330,320
4,595	Canadian National Railway Co.(a)	446,956
1,876	Canadian Pacific Railway, Ltd.(a)^	227,709
13,000	East Japan Railway Co.(a)	1,010,896
9,971	Union Pacific Corp.(a)	1,538,326
4,900	West Japan Railway Co.(a)	207,466

		3,761,673

Semiconductors & Semiconductor Equipment (0.7%):
51,103	Freescale Semiconductor, Ltd.*(a)^	692,446
824	KLA-Tencor Corp.(a)	45,922
7,800	ROHM Co., Ltd.(a)	314,689
2,092	Samsung Electronics Co., Ltd.(a)	2,455,662

		3,508,719

Software (1.7%):
37,758	Activision Blizzard, Inc.(a)	538,429
2,321	Adobe Systems, Inc.*(a)	105,745
1,620	CA, Inc.(a)	46,381
818	Check Point Software Technologies, Ltd.*(a)	40,638
6,849	Citrix Systems, Inc.*(a)	413,200
44,513	Electronic Arts, Inc.*(a)	1,022,464
635	Intuit, Inc.(a)	38,754
63,177	Microsoft Corp.(a)	2,181,502
3,600	Nintendo Co., Ltd.(a)	424,809
77,862	Oracle Corp.(a)	2,391,921
4,548	Red Hat, Inc.*(a)	217,485
1,820	Symantec Corp.(a)	40,895
23,375	TIBCO Software, Inc.*(a)	500,225
7,116	VMware, Inc., Class A*(a)	476,701

		8,439,149

Specialty Retail (0.3%):
4,100	Nitori Co., Ltd.(a)	331,014
660	Ross Stores, Inc.(a)	42,775
6,110	Tiffany & Co.(a)	445,052
3,942	Williams-Sonoma, Inc.(a)	220,318
9,840	Yamada Denki Co., Ltd.(a)	399,447
152,260	Zhongsheng Group Holdings, Ltd.(a)	167,379

		1,605,985

Textiles, Apparel & Luxury Goods (0.2%):
9,647	Coach, Inc.(a)	550,747
2,465	LVMH Moet Hennessy Louis Vuitton SA(a)	396,911

		947,658

Tobacco (0.0%):
868	Philip Morris International, Inc.(a)	75,186

Trading Companies & Distributors (0.5%):
39,600	Mitsubishi Corp.(a)	678,575
117,900	Mitsui & Co., Ltd.(a)	1,481,642
17,900	Sumitomo Corp.(a)	223,323

		2,383,540

Transportation Infrastructure (0.1%):
615,711	Delta Topco, Ltd.*(a) (b) (d)	372,383

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
25,098	Novorossiysk Commercial Sea Trade Port JSC, Registered Shares, GDR(a)^	$157,524

		529,907

Water Utilities (0.1%):
11,605	American Water Works Co., Inc.(a)	478,474

Wireless Telecommunication Services (0.9%):
269,500	Axiata Group Berhad(a)	560,830
5,759	Crown Castle International Corp.*(a)	416,893
104,029	Far EasTone Telecommunications Co., Ltd.(a)	279,039
10,500	KDDI Corp.(a)	546,438
7,161	Leap Wireless International, Inc.*(a)*	48,194
6,699	MTN Group, Ltd.(a)	124,387
117	NTT DoCoMo, Inc.(a)	181,837
2,993	Philippine Long Distance Telephone Co., ADR(a)	203,105
8,312	Rogers Communications, Inc., Class B(a)	325,830
2,400	SoftBank Corp.(a)	140,161
46,038	Sprint Nextel Corp.*(a)	323,187
21,452	Vodafone Group plc, ADR(a)	616,531
141,029	Vodafone Group plc(a)	404,648

		4,171,080

Total Common Stocks (Cost $233,838,105)		258,797,976

Preferred Stocks (0.9%):
Automobiles (0.2%):
5,645	Volkswagen AG, Preferred Shares(a)	1,139,523

Commercial Banks (0.6%):
16,082	Citigroup Capital XIII, Preferred Shares(a)	447,884
23,200	GMAC Capital Trust I, Series 2, Preferred Shares(a)	604,360
9,733	HSBC Holdings plc, Series 2, Preferred Shares(a)	263,764
25,253	Itau Unibanco Holding SA, Preferred Shares(a)	326,218
9,440	RBS Capital Funding Trust VII, Series G, Preferred Shares(a)*	200,883
2,900	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR(a)	64,699
4,850	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR(a)	102,966
9,469	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR(a)	226,877
4,409	U.S. Bancorp, Series G, Preferred Shares(a)	120,851
8,909	U.S. Bancorp, Series F, Preferred Shares(a)	250,343
311,000	USB Capital IX, Preferred Shares(a)	270,570

		2,879,415

Diversified Financial Services (0.0%):
31,451	Fannie Mae, Series S, Preferred Shares(a)	143,102

Food & Staples Retailing (0.1%):
9,640	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Preferred Shares(a)	432,136

Total Preferred Stocks (Cost $4,334,888)		4,594,176

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.*(a) (e)	12,173

Total Warrant (Cost $—)		12,173

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Convertible Preferred Stocks (0.4%):
Aerospace & Defense (0.0%):
3,087	United Technologies Corp., 0.51%(a)	$183,244

Airlines (0.0%):
650	Continental Airlines Finance Trust II, 3.41%(a)	28,620

Automobiles (0.1%):
9,027	General Motors Co., Series B, 0.39%(a)^	434,740

Commercial Banks (0.1%):
207	Wells Fargo & Co., Series L, Class A, 0.03%(a)	246,330

Electric Utilities (0.2%):
7,284	NextEra Energy, Inc., 0.40%(a)	410,818
4,820	PPL Corp., 0.72%(a)	253,291
5,600	PPL Corp., 0.65%(a)	302,512

		966,621

Health Care Providers & Services (0.0%):
3,038	Omnicare Capital Trust II, Series B(a)	178,388

Metals & Mining (0.0%):
7,824	Cliffs Natural Resources, Inc., Series A, 1.58%(a)^	138,798

Total Convertible Preferred Stocks (Cost $2,045,247)		2,176,741

Private Placements (0.8%):
Automobiles (0.1%):
200,000	Volkswagen International Finance NV(a) (e)	267,012

Commercial Banks (0.2%):
150,000	Banco Santander SA(a) (e)	140,625
265,000	CIT Group, Inc.(a) (e)	269,306
400,000	Sberbank of Russia/SB Capital SA(a) (e)	375,000
200,000	Vnesheconombank(a) (e)	206,000

		990,931

Diversified Financial Services (0.1%):
449,000	Daimler Finance NA LLC(a) (e)	450,422
78,000	Hyundai Capital America, Inc.(a) (e)	77,748
124,000	Hyundai Capital America, Inc.(a) (e)	119,881
426,443	Project Driving Equity Commitment(a) (b)	—

		648,051

Media (0.0%):
200,000	NBCUniversal Enterprise, Inc.(a) (e)	200,000

Oil, Gas & Consumable Fuels (0.1%):
250,800	Odebrecht Drilling VIII/IX(a) (e)	253,308

Paper & Forest Products (0.1%):
425,000	TFS Corp., Ltd.(a) (d)	403,750

Pharmaceuticals (0.1%):
385,000	Valeant Pharmaceuticals International(a) (b)	379,225

Software (0.1%):
562,000	Salesforce.com, Inc.(a) (e)	534,954

Tobacco (0.0%):
225,000	B.A.T. International Finance plc(a) (e)	225,668

Total Private Placements (Cost $3,995,684)		3,902,899

Convertible Bonds (1.7%):
Automobiles (0.1%):
$300,000	Volkswagen International Finance NV, 5.50%, 11/9/15(a) (e)	400,518

Shares or Principal Amount		Fair Value
Convertible Bonds, continued
Biotechnology (0.2%):
$134,000	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17(a)	$234,751
454,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16(a)	1,027,458

		1,262,209

Diversified Financial Services (0.2%):
2,000,000	Wharf Finance (2014), Ltd., 2.30%, 6/7/14(a)	262,707
34,000,000	Zeus (Cayman), 0.66%, 8/19/13(a) (d)	334,308
20,000,000	Zeus Cayman II, Series REGS, 1.02%, 8/18/16(a) (d)	267,346

		864,361

Electrical Equipment (0.0%):
143,000	Suzlon Energy, Ltd., 30.94%, 7/25/14(a)	92,950

Food & Staples Retailing (0.1%):
400,000	Olam International, Ltd., 6.00%, 10/15/16(a)	377,700

Food Products (0.1%):
400,000	REI Agro, Ltd., Series REGS, 5.50%, 11/13/14(a) (d)	282,140

Health Care Equipment & Supplies (0.1%):
428,000	Hologic, Inc., Series 2010, 2.00%, 12/15/37(a) (f)	476,953

Health Care Providers & Services (0.0%):
40,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18(a)^	47,100

Oil, Gas & Consumable Fuels (0.2%):
390,000	Cobalt International Energy, Inc., 2.63%, 12/1/19(a)	413,644
134,000	Cobalt International Energy, Inc., 2.63%, 12/1/19(a)	142,124
300,000	Essar Energy plc, 4.25%, 2/1/16(a) (e)	246,000

		801,768

Pharmaceuticals (0.1%):
25,000	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17(a)	43,797
337,000	Mylan, Inc., 3.75%, 9/15/15(a)	798,690

		842,487

Real Estate Management & Development (0.5%):
500,000	CapitaLand, Ltd., 2.10%, 11/15/16(a)	392,629
500,000	CapitaLand, Ltd., 3.13%, 3/5/18(a)	421,237
1,000,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22(a) (e)	775,393
203,000	Forest City Enterprises, Inc., 4.25%, 8/15/18(a)	227,233
75,000	Forest City Enterprises, Inc., 4.25%, 8/15/18(a)	83,953
200,000	Pyrus, Ltd., Series REGS, 7.50%, 12/20/15(a) (e)	251,600
200,000	Pyrus, Ltd., Series REGS, 7.50%, 12/20/15(a) (e)	251,600

		2,403,645

Software (0.1%):
80,000	Take-Two Interactive Software, Inc., 4.38%, 6/1/14(a)	113,150
265,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16(a)	291,003
137,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16(a)^	150,443

		554,596

Total Convertible Bonds (Cost $7,992,897)		8,406,427

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Floating Rate Loans (0.4%):
Insurance (0.1%):
$571,000	Delta Debtco, Ltd., 0.09%, 10/30/19(a) (d) (f)	$598,836

Media (0.2%):
396,008	Univision Communications, Inc. , 3/1/20(a) (f)	391,553

Metals & Mining (0.0%):
104,000	Constellium Holdco BV , 2/25/20(a) (f)	105,690
104,000	Constellium Holdco BV , 2/25/20(a) (f)	136,710
106,664	Essar Steel Algoma, Inc., 8.75%, 9/18/14(a) (f)	108,198

		350,598

Oil, Gas & Consumable Fuels (0.0%):
242,893	Quintero SA, 1.46%, 6/20/23(a) (f)	214,717

Wireless Telecommunication Services (0.1%):
255,000	Cricket Communications, Inc. , 2/26/20(a) (f)	252,529

Total Floating Rate Loans (Cost $1,759,971)		1,808,233

Collateralized Mortgage Obligations (0.1%):
375,362	Banc of America Large Loan, Inc., Class HLTN, Series 2010, 2.49%, 11/15/13(a) (e) (f)	375,653

Total Collateralized Mortgage Obligations (Cost $370,328)		375,653

Corporate Bonds (1.1%):
Beverages (0.0%):
163,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.38%, 7/15/17(a)	160,425

Capital Markets (0.1%):
208,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18(a)	200,272
252,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN(a)	284,654
168,000	Morgan Stanley, Series G, 7.30%, 5/13/19(a)	195,151

		680,077

Commercial Banks (0.2%):
168,000	Ally Financial, Inc., 4.50%, 2/11/14(a)	169,428
210,000	HSBC USA, Inc., 1.63%, 1/16/18(a)	204,879
448,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/31/49, Callable 5/1/23 @ 100(a) (f)	426,720

		801,027

Communications Equipment (0.0%):
60,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	63,750

Computers & Peripherals (0.1%):
603,000	Apple, Inc., 1.00%, 5/3/18(a)	579,060

Construction Materials (0.0%):
75,000	Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103.44(a) (e)	79,125
134,000	Texas Industries, Inc., 9.25%, 8/15/20, Callable 8/15/15 @ 104.63(a)	144,385

		223,510

Diversified Financial Services (0.2%):
378,000	Bank of America Corp., 2.00%, 1/11/18, MTN(a)	366,136
162,000	Bank of America Corp., 1.35%, 3/22/18, MTN(a) (f)	160,311
183,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(a) (f)	182,103

		708,550

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services (0.0%):
$70,000	DaVita, Inc., 6.38%, 11/1/18, Callable 11/1/13 @ 104.78(a)	$73,063

IT Services (0.0%):
163,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 11/15/13 @ 105.33(a)	171,965

Media (0.0%):
135,000	Cablevision Systems Corp., 5.88%, 9/15/22(a)^	130,613

Oil, Gas & Consumable Fuels (0.3%):
420,000	Consol Energy, Inc., 8.00%, 4/1/17, Callable 4/1/14 @ 104(a)	442,049
325,000	Reliance Holdings USA, Inc., 4.50%, 10/19/20(a) (e)	319,661
170,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23(a) (e)	160,650

		922,360

Transportation Infrastructure (0.1%):
509,075	Delta Topco, Ltd., 10.00%, 11/24/60(a) (b) (d)	516,997

Wireless Telecommunication Services (0.1%):
273,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88(a)	262,080

Total Corporate Bonds (Cost $5,397,415)		5,293,477

Foreign Bonds (7.9%):
Commercial Banks (0.2%):
460,000	Lloyds TSB Bank plc, Series E, 13.00%, 12/1/49, Callable 1/21/29 @ 100+(a) (f)	1,010,812

Media (0.1%):
200,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88+(a) (e)	271,364

Pharmaceuticals (0.0%):
100,000	Capsugel FinanceCo SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107.41+(a) (e)	143,947

Sovereign Bonds (7.6%):
1,237,000	Australian Government, Series 129, 5.50%, 12/15/13+(a)	1,146,147
2,769,000	Australian Government, Series 133, 5.50%, 4/21/23+(a)	2,888,902
3,369,000	Brazil Nota do Tesouro Nacional, Series NTNB , 8/15/22+(a) (g)	3,776,753
621,000	Brazil Nota do Tesouro Nacional, Series NTNB , 8/15/24+(a) (g)	698,896
3,086,024	Bundesrepublik Deutschland, Series 2007, 4.25%, 7/4/17+(a)	4,608,110
2,405,000	Bundesrepublik Deutschland, Series 9, 3.50%, 7/4/19+(a)	3,595,418
438,000	Canadian Government, 4.00%, 6/1/16+(a)	447,286
794,000	Canadian Government, 1.50%, 3/1/17+(a)	752,759
587,000	Canadian Government, 3.50%, 6/1/20+(a)	606,971
1,500,000	Hong Kong Government, 1.67%, 3/24/14+(a)	195,497
4,050,000	Hong Kong Government, 3.51%, 12/8/14+(a)	546,590
1,900,000	Hong Kong Government, 1.69%, 12/22/14+(a)	250,057
1,800,000	Hong Kong Government, 0.27%, 12/18/17+(a)	224,398

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$4,150,000	Hong Kong Government, 0.53%, 3/19/18+(a)	$521,121
1,350,000	Hong Kong Government, 3.56%, 6/25/18+(a)	194,167
40,000,000	Japan Treasury Bill, Series 372, 0.09%, 9/9/13+(a) (h)	403,319
110,000,000	Japan Treasury Bill, Series 349, 0.04%, 9/10/13+(a) (h)	1,109,125
100,000,000	Japan Treasury Bill, Series 374, 0.09%, 9/17/13+(a) (h)	1,008,277
120,000,000	Japan Treasury Bill, Series 364, 0.08%, 11/11/13+(a) (h)	1,209,790
1,420,000	Malaysian Government, Series 0108, 3.46%, 7/31/13+(a)	449,778
2,604,000	Malaysian Government, Series 2/04, 5.09%, 4/30/14+(a)	838,444
47,240,000	Mexican Cetes, Series BI , 8/22/13+(a) (i)	362,566
61,412,000	Mexican Cetes, Series BI , 9/5/13+(a) (i)	470,577
125,370,000	Mexican Cetes, Series BI , 9/19/13+(a) (i)	959,192
155,620,000	Mexican Cetes, Series BI , 10/3/13+(a) (i)	1,188,840
2,039,000	Queensland Treasury Corp., Series 17, 6.00%, 9/14/17+(a)	2,055,003
801,000	Queensland Treasury Corp., Series 21, 6.00%, 6/14/21+(a)	819,606
418,500	Turkey Government, 5.21%, 7/17/13+(a) (h)	216,371
385,000	Turkey Government, 5.75%, 9/11/13+(a) (h)	197,186
3,007,541	United Kingdom Treasury Note, 4.75%, 3/7/20+(a)	5,417,452

		37,158,598

Wireless Telecommunication Services (0.0%):
100,000	Ziggo BV, 3.63%, 3/27/20+(a) (e)	126,935

Total Foreign Bonds (Cost $40,584,385)		38,711,656

Yankee Dollars (2.0%):
Capital Markets (0.4%):
858,310	Dana Gas Sukuk, Ltd., 9.00%, 10/31/17(a) (e)	849,727
848,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a) (e)	763,497

		1,613,224

Commercial Banks (0.4%):
200,000	Banco Bradesco (Cayman), 4.50%, 1/12/17(a) (e)	208,000
275,000	Banco Estado Chile, 2.03%, 4/2/15(a)	280,622
450,000	Banco Santander Chile, 2.15%, 6/7/18(a) (e) (f)	449,010
200,000	Export-Import Bank of Korea, 1.25%, 11/20/15(a)	197,713
505,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16(a)	496,545
230,000	Nordea Bank AB, 3.13%, 3/20/17(a) (e)	236,688
375,000	Rabobank Nederland, 3.38%, 1/19/17(a)	393,836
250,000	Rabobank Nederland, 3.95%, 11/9/22(a)	239,068
200,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17(a)	230,050

		2,731,532

Diversified Financial Services (0.1%):
300,000	CSG Guernsey I, Ltd., Series REGS, 7.87%, 2/24/41, Callable 8/24/16 @ 100(a) (e) (f)	313,500

Shares or Principal Amount		Fair Value
Yankee Dollars, continued
Industrial Conglomerates (0.1%):
$200,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(a) (e)	$206,079

Media (0.0%):
200,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88(a) (e)	205,000
200,000	Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75(a) (e)	189,000

		394,000

Metals & Mining (0.0%):
139,000	FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @ 103(a) (e)^	135,178

Oil, Gas & Consumable Fuels (0.4%):
240,000	Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105.38(a) (e)	172,800
875,000	OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25(a) (e)	275,625
164,000	Petrobras Global Finance BV, 2.00%, 5/20/16(a)	160,595
737,000	Petrobras Global Finance BV, 2.41%, 1/15/19(a) (f)	722,261
110,000	TNK-BP Finance SA, Series 2, 7.50%, 7/18/16(a) (e)	121,963
100,000	TNK-BP Finance SA, 6.63%, 3/20/17(a) (e)	108,500

		1,561,744

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Series E, 4.50%, 2/14/22(a) (e)	197,044

Road & Rail (0.0%):
231,190	Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104(a) (d)	195,355
87,000	Viterra, Inc., 5.95%, 8/1/20(a) (e)	91,987

		287,342

Sovereign Bonds (0.4%):
517,000	Netherlands Government, 1.00%, 2/24/17(a) (e)	515,087
878,000	Republic of Turkey, 6.75%, 4/3/18(a)	985,555

		1,500,642

Wireless Telecommunication Services (0.2%):
200,000	Colombia Telecomm SA Esp, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69(a) (e)	189,000
299,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/15 @ 103.75(a)	313,950
250,000	Vodafone Group plc, 2.88%, 3/16/16(a)	259,107

		762,057

Total Yankee Dollars (Cost $10,094,928)		9,702,342

U.S. Treasury Obligations (24.6%):
U.S. Treasury Bills (18.7%)
8,695,000	0.08%, 7/5/13(a) (h)	8,694,991
12,285,000	0.07%, 7/11/13(a) (h)	12,284,926
18,450,000	0.05%, 7/18/13(a) (h)	18,449,797
1,000,000	0.05%, 7/25/13(a) (h)	999,988
1,200,000	0.04%, 8/1/13(a) (h)	1,199,980

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Bills, continued
$700,000	0.03%, 8/8/13(a) (h)	$699,982
7,000,000	0.03%, 8/15/13(a) (h)	6,999,804
16,450,000	0.04%, 8/22/13(a) (h)	16,449,342
4,200,000	0.02%, 9/5/13(a) (h)	4,199,845
10,255,000	0.05%, 9/12/13(a) (h)	10,254,580
10,600,000	0.04%, 9/19/13(a) (h)	10,599,173

		90,832,408

U.S. Treasury Notes (5.8%)
3,441,000	2.25%, 3/31/16(a)	3,596,113
2,111,500	0.63%, 9/30/17(a)	2,064,485
4,075,400	1.00%, 5/31/18(a)	4,005,352
2,188,700	1.38%, 9/30/18(a)	2,179,124
1,683,800	1.00%, 9/30/19(a)	1,610,134
484,200	1.25%, 10/31/19(a)	469,636
6,888,900	3.50%, 5/15/20(a)	7,621,383
3,670,700	2.63%, 8/15/20(a)	3,835,882
634,700	2.00%, 11/15/21(a)	623,741
711,100	1.75%, 5/15/22(a)	678,045
1,131,200	1.63%, 11/15/22(a)	1,055,993
1,347,600	1.75%, 5/15/23(a)	1,262,111

		29,001,999

U.S. Treasury Bonds (0.1%)
375,000	8.13%, 8/15/19(a)	528,141

Total U.S. Treasury Obligations (Cost $120,967,198)		120,362,548

Purchased Put Swaptions (0.0%):
1,006,980	5-Year Interest Rate, Pay 6-Month JPY LIBOR, Exercise @ 1.07%, Exp 4/4/18 (JPY)(a)	32,034

Total Purchased Put Swaptions (Cost $21,147)		32,034

Purchased Put Options (0.2%):
70	On Brazil Ibovespa Index, Strike @ 46433 Exp 10/16/13(a) (g)	68,060
51	On Humana, Inc., Strike @ 68 Exp 8/17/13(a)	1,275
30	On Ibovespa Index, Strike @ 45503 Exp 10/16/13(a) (g)	25,259
29	On Ibovespa Index, Strike @ 45811 Exp 10/16/13(a)	61,310
23	On KOSPI Index, Strike @ 244 Exp 12/12/13(a)	21,321
1,791	On MSCI Emerging Markets Index, Strike @ 887 Exp 9/20/13(a)	48,656
1,458	On MSCI Emerging Markets Index, Strike @ 902 Exp 10/18/13(a)	55,571
92	On Nikkei 225 Index, Strike @ 9354 Exp 12/13/13(a)	412,478
8	On S&P 500 Index, Strike @ 1605 Exp 7/20/13(a)	18,800
8	On S&P 500 Index, Strike @ 1620 Exp 7/20/13(a)	24,400
10	On S&P 500 Index, Strike @ 1570 Exp 7/20/13(a)	12,350
8	On S&P 500 Index, Strike @ 1610 Exp 8/17/13(a)	32,480
811	On S&P 500 Index, Strike @ 1603 Exp 8/16/13(a)	28,254
794	On S&P 500 Index, Strike @ 1590 Exp 9/20/13(a)	34,887

Total Purchased Put Options (Cost $538,440)		845,101

Contracts		Fair Value
Purchased Call Options (0.5%):
27,342	On Activision Blizzard, Inc., Strike @ 20 Exp 1/17/14(a)	$4,655
19,845	On Aetna, Inc., Strike @ 60 Exp 1/18/14(a)	139,221
20,464	On Agnico-Eagle Mines, Ltd., Strike @ 85 Exp 1/17/14(a)	114
49,392	On Alcoa, Inc., Strike @ 15 Exp 1/17/14(a)	300
24,268	On AngloGold, Ltd., Strike @ 65 Exp 1/17/14(a)	1
3,801	On Apple, Inc., Strike @ 410 Exp 2/21/14(a)	96,165
2,073	On Autozone, Inc., Strike @ 550 Exp 1/17/14(a)	2,733
1,033	On Barrick Gold Corp., Strike @ 80 Exp 1/18/14(a)	3,099
17,640	On Boeing Co., Strike @ 110 Exp 1/17/14(a)	67,077
49,833	On Boston Scientific Corp., Strike @ 10 Exp 1/17/14(a)	33,199
23,077	On Bristol-Myers Squibb Co., Strike @ 50 Exp 1/17/14(a)	22,804
26,460	On Broadcom Corp., Strike @ 55 Exp 1/18/14(a)	565
28,665	On Caterpillar, Inc., Strike @ 135 Exp 1/18/14(a)	424
46,090	On Citigroup, Inc., Strike @ 50 Exp 1/18/14(a)	149,530
9,709	On Coeur d’Alene Mines Corp., Strike @ 40 Exp 1/17/14(a)	63
55,125	On Corning, Inc., Strike @ 20 Exp 1/17/14(a)	4,418
28,813	On Eldorado Gold Corp., Strike @ 25 Exp 1/17/14(a)	72
77,175	On EMC Corp., Strike @ 40 Exp 1/18/14(a)	419
7,715	On Endeavour Silver Corp., Strike @ 20 Exp 1/17/14(a)	19
4,874	On First Majestic Silver Corp., Strike @ 35 Exp 1/17/14(a)	138
59,535	On Freeport-McMoran Copper & Gold, Inc., Strike @ 65 Exp 1/18/14(a)	59
110,249	On General Electric Co., Strike @ 35 Exp 1/18/14(a)	1,036
59,566	On Gold Fields, Ltd., Strike @ 22 Exp 1/17/14(a)	17
646	On Goldcorp, Inc., Strike @ 80 Exp 1/18/14(a)	2,261
41,895	On Halliburton Co., Strike @ 55 Exp 1/18/14(a)	17,550
15,193	On Harmony Gold Mining Co., Ltd., Strike @ 15 Exp 1/17/14(a)	35
110,249	On Hewlett-Packard Co., Strike @ 30 Exp 1/18/14(a)	93,766
8,820	On Humana, Inc., Strike @ 105 Exp 1/18/14(a)	9,790
25,625	On IAMGOLD Corp., Strike @ 30 Exp 1/17/14(a)	24
11,466	On IBM Corp., Strike @ 295 Exp 1/17/14(a)	239
110,249	On Intel Corp., Strike @ 40 Exp 1/18/14(a)	1,223
30,870	On J.C. Penney Co., Inc., Strike @ 55 Exp 1/18/14(a)	122
110,307	On Kinross Gold Corp., Strike @ 20 Exp 1/17/14(a)	494
63,945	On Marvell Tech Group, Ltd., Strike @ 20 Exp 1/18/14(a)	2,793
3,307	On MasterCard, Inc., Strike @ 660 Exp 1/18/14(a)	36,869
19,845	On McDonald’s Corp., Strike @ 135 Exp 1/17/14(a)	793

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Contracts		Fair Value
Purchased Call Options, continued
25,151	On Merck & Co., Inc., Strike @ 45 Exp 10/18/13(a)	$68,886
15,435	On Monster Beverage Corp., Strike @ 105 Exp 1/18/14(a)	2,615
36,162	On NetApp, Inc., Strike @ 60 Exp 1/18/14(a)	820
16,343	On New Gold, Inc., Strike @ 22 Exp 1/17/14(a)	29
827	On Newmont Mining Corp., Strike @ 90 Exp 1/18/14(a)	1,654
92	On Nikkei 225 Index, Strike @ 9400 Exp 12/13/13(a)	408,381
12	On Nikkei 225 Index, Strike @ 11000 Exp 12/13/13(a)	35,372
4	On Nikkei 225 Index, Strike @ 11000 Exp 12/13/13(a)	11,791
46	On Nikkei 225 Index, Strike @ 11000 Exp 12/13/13(a)	135,592
83	On Nikkei 225 Index, Strike @ 9685 Exp 3/14/14(a)	355,226
15,102	On NovaGold Resources, Inc., Strike @ 12 Exp 1/17/14(a)	5
27,555	On Pan American Silver Corp., Strike @ 50 Exp 1/17/14(a)	2
44,100	On Qualcomm, Inc., Strike @ 95 Exp 1/18/14(a)	1,605
3,720	On Randgold Resources, Ltd., Strike @ 165 Exp 1/17/14(a)	26
3,664	On Royal Gold, Inc., Strike @ 125 Exp 1/17/14(a)	148
18,194	On Safeway, Inc., Strike @ 25 Exp 1/17/14(a)	30,620
2,414	On Seabridge Gold, Inc., Strike @ 30 Exp 1/17/14(a)	35
6,746	On Silver Standard Resources, Inc., Strike @ 30 Exp 1/17/14(a)	7
27,673	On Silver Wheaton Corp., Strike @ 55 Exp 1/17/14(a)	688
15,738	On Silvercorp Metals, Inc., Strike @ 15 Exp 1/17/14(a)	2
94,106	On Staples, Inc., Strike @ 20 Exp 1/18/14(a)	21,662
6,615	On Starwood Hotels & Worldwide, Inc., Strike @ 85 Exp 1/17/14(a)	3,150
17,649	On Stillwater Mining Co., Strike @ 25 Exp 1/17/14(a)	192
1,242	On Topix Index, Strike @ 1013 Exp 8/9/13(a)	168,765
153,558	On Topix Index, Strike @ 1157 Exp 4/11/14(a)	135,891
1,395	On Topix Index, Strike @ 1032 Exp 9/13/13(a)	139,145
1,004	On Topix Index, Strike @ 1154 Exp 6/13/14(a)	111,130
115,700	On Topix Index, Strike @ 1144 Exp 7/11/14(a)	123,720
16,758	On United Technologies Corp., Strike @ 120 Exp 1/18/14(a)	2,958
22,050	On UnitedHealth Group, Inc., Strike @ 85 Exp 1/18/14(a)	7,435
10,143	On Visa, Inc., Strike @ 190 Exp 1/18/14(a)	104,993
15,435	On Western Union Co., Strike @ 25 Exp 1/17/14(a)	538
26,005	On Yahoo!, Inc., Strike @ 25 Exp 1/18/14(a)	69,691

Contracts or Shares or Principal Amount		Fair Value
Purchased Call Options, continued
66,238	On Yamana Gold, Inc., Strike @ 30 Exp 1/17/14(a)	$397
15,435	On Yum! Brands, Inc., Strike @ 100 Exp 1/17/14(a)	1,701

Total Purchased Call Options (Cost $2,103,138)		2,636,959

Exchange Traded Funds (1.4%):
41,993	Market Vectors Gold Miners ETF	1,025,049
3,016	ETFS Platinum Trust(j)	395,398
3,573	ETFS Physical Palladium Shares(j)	230,994
75,708	iShares Gold Trust(j)	907,739
36,518	SPDR Gold Trust(j)	4,351,120

Total Exchange Traded Fund (Cost $8,695,900)		6,910,300

Securities Held as Collateral for Securities on Loan (1.3%):
$6,212,675	Allianz Variable Insurance Products Securities Lending Collateral Trust(j)	6,212,675

Total Securities Held as Collateral for Securities on Loan (Cost $6,212,675)		6,212,675

Unaffiliated Investment Company (0.5%):
2,254,077	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(h) (k)	2,254,077

Total Unaffiliated Investment Company (Cost $2,254,077)		2,254,077

Total Investment Securities (Cost $451,206,427)(l) — 96.6%		473,035,447
Net other assets (liabilities) — 3.4%		16,614,698

Net Assets — 100.0%		$489,650,145

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

JPY—Notional amount stated is in Japanese Yen.

NYS—New York Shares

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $5,987,615.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2013. The total of all such securities represent 0.50% of the net assets of the fund.

(c)	Security issued in connection with a pending litigation settlement.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2013, these securities represent 0.70% of the net assets of the fund.

(e)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(f)	Variable rate security. The rate presented represents the rate in effect at June 30, 2013. The date presented represents the final maturity date.

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

(g)	Principal amount is stated in 1,000 Brazilian Real Units.

(h)	The rate represents the effective yield at June 30, 2013.

(i)	Principal amount is stated in 100 Mexican Peso Units.

(j)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).

(k)	All or a portion of these securities are held by the VIP Subsidiary.

(l)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Australia	1.8%
Belgium	0.1%
Bermuda	0.4%
Brazil	1.7%
British Virgin Islands	0.1%
Canada	2.4%
Cayman Islands	0.5%
Chile	0.2%
China	0.2%
Colombia	— %^
Denmark	— %^
France	1.8%
Germany	3.2%
Guernsey	0.1%
Hong Kong	0.8%
India	0.1%
Indonesia	— %^
Ireland	0.2%
Ireland (Republic of)	0.4%
Israel	— %^
Italy	0.9%
Japan	8.4%
Jersey	0.6%

Country	Percentage
Kazakhstan	0.1%
Korea, Republic Of	— %^
Luxembourg	0.2%
Malaysia	0.6%
Mexico	0.8%
Netherlands	1.6%
Panama	0.1%
Philippines	— %^
Portugal	— %^
Republic of Korea (South)	0.6%
Russian Federation	0.3%
Singapore	0.9%
South Africa	0.1%
Spain	0.3%
Sweden	0.2%
Switzerland	1.8%
Taiwan	0.2%
Thailand	0.1%
Turkey	0.4%
United Arab Emirates	0.1%
United Kingdom	4.8%
United States	62.9%

100.0%

Securities Sold Short (-0.1%):(a)

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Fast Retailing Co., Ltd.	$(297,189)	$(269,912)	$27,277

	$(297,189)	$(269,912)	$27,277

Futures Contracts(k)

Cash of $24,255,586 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index E-Mini September Futures (U.S. Dollar)	Short	9/23/13	(88)	$(4,108,280)	$38,134
S&P/Toronto Stock Exchange 60 Index September Futures (Canadian Dollar)	Long	9/20/13	1	131,786	(3,234)
NIKKEI 225 Index September Futures (Japanese Yen)	Long	9/13/13	36	2,486,890	(37,718)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index September Futures (British Pounds)	Long	9/23/13	4	$374,793	$(4,938)
Tokyo Price Index September Futures (Japanese Yen)	Long	9/13/13	42	4,790,440	25,005
CAC40 10 Euro July Futures (Euro)	Long	7/22/13	4	194,419	(1,686)
U.S. Treasury 10-Year Note September Futures	Long	9/20/13	77	9,745,313	(207,919)
S&P 500 Index E-Mini September Futures	Long	9/23/13	236	18,871,739	(51,552)
German Stock Index September Futures (Euro)	Long	9/23/13	3	777,634	(9,964)

Total					$(253,872)

Written Call Options (0.0%)(a)

Number of Contracts		Fair Value
(62)	On Nikkei 225 Index, Strike @ 11000 Exp 12/13/13	$(182,754)
(794)	On S&P 500 Index, Strike @ 1700 Exp 9/20/13	(8,323)
(1,791)	On MSCI Emerging Markets Index, Strike @ 981 Exp 9/20/13	(26,148)
(70)	On Brazil Ibovespa Index, Strike @ 51855 Exp 10/16/13	(51,893)
(30)	On Ibovespa Index, Strike @ 50816 Exp 10/16/13	(27,666)
(29)	On Ibovespa Index, Strike @ 51160 Exp 10/16/13	(53,710)
(1,458)	On MSCI Emerging Markets Index, Strike @ 1036 Exp 10/18/13	(10,673)
(138)	On Freescale Semiconductor, Ltd., Strike @ 18 Exp 9/21/13	(2,070)
(301)	On Corning, Inc., Strike @ 18 Exp 8/17/13	(21,522)
(51)	On Humana, Inc., Strike @ 75 Exp 8/17/13	(51,765)
(97)	On Marathon Petroleum Corp., Strike @ 78 Exp 7/20/13	(3,880)
(16)	On Williams-Sonoma, Inc., Strike @ 55 Exp 1/18/14	(8,000)
(22)	On Williams-Sonoma, Inc., Strike @ 53 Exp 1/18/14	(14,080)

Total Written Call Options (Premiums Received $(201,001))		$(462,484)

Written Put Options (0.0%)(a)

Number of Contracts		Fair Value
(30)	On Ibovespa Index, Strike @ 39267 Exp 10/16/13	$(8,964)
(29)	On Ibovespa Index, Strike @ 39532 Exp 10/16/13	(21,841)
(70)	On Brazil Ibovespa Index, Strike @ 40069 Exp 10/16/13	(24,041)
(811)	On S&P 500 Index, Strike @ 1464 Exp 8/16/13	(5,893)
(1,791)	On MSCI Emerging Markets Index, Strike @ 788 Exp 9/20/13	(14,511)
(8)	On S&P 500 Index, Strike @ 1520 Exp 7/20/13	(3,640)
(8)	On S&P 500 Index, Strike @ 1470 Exp 8/17/13	(6,440)
(8)	On S&P 500 Index, Strike @ 1475 Exp 7/20/13	(1,480)
(1,458)	On MSCI Emerging Markets Index, Strike @ 809 Exp 10/18/13	(20,841)
(10)	On S&P 500 Index, Strike @ 1470 Exp 7/20/13	(1,700)
(83)	On Nikkei 225 Index, Strike @ 9300 Exp 3/14/14	(7,199)
(1,242)	On Topix Index, Strike @ 933 Exp 8/9/13	(4,925)
(92)	On Nikkei 225 Index, Strike @ 8592 Exp 12/13/13	(1,750)
(390)	On S&P 500 Index, Strike @ 1150 Exp 12/20/13	(2,121)
(92)	On Nikkei 225 Index, Strike @ 8305 Exp 12/13/13	(1,390)
(153,558)	On Topix Index, Strike @ 1035 Exp 9/13/13	(40,688)
(115,700)	On Topix Index, Strike @ 1003 Exp 10/11/13	(32,445)
(794)	On S&P 500 Index, Strike @ 1450 Exp 9/20/13	(11,190)
(1,004)	On Topix Index, Strike @ 1032 Exp 9/13/13	(23,910)
(1,395)	On Topix Index, Strike @ 1041 Exp 10/11/13	(50,184)

Total Written Put Options (Premiums Received $(521,110))		$(285,153)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

At June 30, 2013, the Fund’s open forward currency contracts were as follows:(a)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Credit Suisse First Boston	8/1/13	880,000	$825,994	$802,612	$23,382
Australian Dollar	BNP Paribas	8/2/13	1,296,000	1,218,272	1,181,938	36,334
Australian Dollar	Credit Suisse First Boston	8/8/13	1,217,000	1,147,911	1,109,375	38,536
Australian Dollar	BNP Paribas	8/9/13	949,000	894,983	865,009	29,974
Australian Dollar	BNP Paribas	8/23/13	1,258,000	1,152,366	1,145,418	6,948
Australian Dollar	Barclays Bank	8/29/13	1,234,000	1,129,184	1,123,043	6,141
Australian Dollar	Barclays Bank	8/30/13	1,224,000	1,128,797	1,113,867	14,930
Brazilian Real	Deutsche Bank	8/23/13	1,498,000	684,174	664,016	20,158
British Pound	Deutsche Bank	7/19/13	980,851	1,482,811	1,491,383	(8,572)
British Pound	Goldman Sachs	7/19/13	443,900	671,048	674,950	(3,902)
British Pound	Deutsche Bank	8/16/13	1,038,600	1,588,850	1,578,877	9,973
British Pound	JPMorgan Chase	8/22/13	436,000	682,689	662,778	19,911
European Euro	BNP Paribas	8/1/13	242,516	322,578	315,672	6,906
European Euro	UBS Warburg	8/2/13	1,287,000	1,709,303	1,675,240	34,063
European Euro	Goldman Sachs	8/8/13	344,000	461,063	447,786	13,277
European Euro	Credit Suisse First Boston	8/29/13	865,000	1,134,655	1,126,097	8,558
European Euro	Barclays Bank	8/30/13	691,000	906,772	899,580	7,192
Japanese Yen	Citigroup Global Markets	7/1/13	1,054,951	10,718	10,639	79
Japanese Yen	Morgan Stanley	7/2/13	3,261,814	32,874	32,895	(21)
Japanese Yen	Bank of America	7/11/13	89,976,136	877,581	907,424	(29,843)
Japanese Yen	UBS Warburg	7/11/13	67,738,619	661,000	683,155	(22,155)
Japanese Yen	JPMorgan Chase	7/11/13	126,859,422	1,239,130	1,279,397	(40,267)
Japanese Yen	Deutsche Bank	7/11/13	171,450,800	1,674,979	1,729,109	(54,130)
Japanese Yen	UBS Warburg	7/12/13	128,462,700	1,247,211	1,295,572	(48,361)
Japanese Yen	Morgan Stanley	7/12/13	90,399,476	877,921	911,697	(33,776)
Japanese Yen	Goldman Sachs	7/12/13	90,371,080	873,826	911,410	(37,584)
Japanese Yen	Morgan Stanley	7/17/13	93,294,200	911,610	940,910	(29,300)
Japanese Yen	BNP Paribas	7/17/13	98,754,627	965,155	995,980	(30,825)
Japanese Yen	Credit Suisse First Boston	7/17/13	93,229,300	913,118	940,255	(27,137)
Japanese Yen	UBS Warburg	7/18/13	113,297,558	1,111,000	1,142,656	(31,656)
Japanese Yen	Credit Suisse First Boston	7/25/13	92,666,450	925,092	934,609	(9,517)
Japanese Yen	Goldman Sachs	7/26/13	93,471,660	943,396	942,734	662
Japanese Yen	JPMorgan Chase	8/1/13	104,527,770	1,085,698	1,054,271	31,427
Japanese Yen	Morgan Stanley	8/1/13	109,489,842	1,130,194	1,104,319	25,875
Japanese Yen	UBS Warburg	8/2/13	70,203,244	730,371	708,076	22,295
Japanese Yen	UBS Warburg	8/15/13	93,659,329	958,446	944,720	13,726
Japanese Yen	Deutsche Bank	8/16/13	176,404,813	1,805,021	1,779,365	25,656
Japanese Yen	Barclays Bank	8/16/13	92,457,900	946,151	932,607	13,544
Japanese Yen	BNP Paribas	8/16/13	117,648,783	1,203,433	1,186,703	16,730
Japanese Yen	Barclays Bank	8/22/13	251,922,628	2,618,942	2,541,178	77,764
Japanese Yen	JPMorgan Chase	8/22/13	98,401,700	1,034,582	992,592	41,990
Japanese Yen	Credit Suisse First Boston	9/9/13	40,000,000	410,407	403,527	6,880
Japanese Yen	Deutsche Bank	9/10/13	110,000,000	1,146,909	1,109,706	37,203
Japanese Yen	Credit Suisse First Boston	9/17/13	100,000,000	1,053,741	1,008,866	44,875
Japanese Yen	Bank of America	9/26/13	92,833,960	949,961	936,621	13,340
Japanese Yen	Bank of America	10/3/13	110,303,925	1,129,139	1,112,948	16,191
Japanese Yen	Credit Suisse First Boston	11/12/13	120,000,000	1,215,805	1,211,256	4,549
Mexican Peso	Credit Suisse First Boston	8/22/13	4,724,000	374,516	362,892	11,624
Mexican Peso	Credit Suisse First Boston	9/5/13	6,141,200	486,251	471,181	15,070
Mexican Peso	Credit Suisse First Boston	9/19/13	12,537,000	991,412	960,799	30,613
Mexican Peso	Deutsche Bank	10/3/13	15,562,000	1,239,161	1,191,255	47,906
Turkish Lira	Barclays Bank	7/17/13	418,500	231,497	216,472	15,025
Turkish Lira	UBS Warburg	9/11/13	385,000	$207,101	$197,427	$9,674

				$51,354,799	$50,962,864	$391,935

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Long Contracts:
Australian Dollar	Goldman Sachs	7/1/13	90,888	$84,254	$83,099	$(1,155)
Australian Dollar	Citigroup Global Markets	7/2/13	50,787	46,593	46,434	(159)
Canadian Dollar	Credit Suisse First Boston	9/19/13	712,603	677,000	676,421	(579)
European Euro	Brown Brothers Harriman	7/29/13	563,800	736,533	733,864	(2,669)
European Euro	Brown Brothers Harriman	7/29/13	583,500	773,178	759,507	(13,671)
European Euro	Goldman Sachs	7/1/13	82,730	107,660	107,673	13
European Euro	Morgan Stanley	7/2/13	28,577	37,209	37,194	(15)
Japanese Yen	Barclays Bank	7/3/13	43,710,000	446,903	440,808	(6,095)
Japanese Yen	Credit Suisse First Boston	7/2/13	39,993,320	410,212	403,321	(6,891)
South African Rand	Goldman Sachs	7/1/13	57,654	5,774	5,839	65

				$3,325,316	$3,294,160	$(31,156)

At June 30, 2013, the Fund’s open forward cross currency contracts were as follows:(a)

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Unrealized Appreciation/ (Depreciation)
European Euro/Japanese Yen	Morgan Stanley	707,800 EUR	93,506,679 JPY	$913,689	$891,901	$(21,788)
European Euro/Japanese Yen	Goldman Sachs	819,000 EUR	107,076,879 JPY	1,060,009	1,046,091	(13,918)
European Euro/Japanese Yen	Barclays Bank	785,500 EUR	101,963,005 JPY	1,028,502	1,022,553	(5,949)
European Euro/Japanese Yen	BNP Paribas	863,600 EUR	112,013,669 JPY	1,130,763	1,125,102	(5,661)

				$4,132,963	$4,085,647	$(47,316)

Credit Default Swap Agreements—Buy Protection(a)(m)

At June 30, 2013, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at June 30, 2013(n)	Notional Amount(o)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index Swap Agreement with Goldman Sachs International, N.A., Series 20	Goldman Sachs	6/20/18	0.88%	$200,000	1.00%	$1,253	$1,689	$(436)

						$1,253	$1,689	$(436)

Credit Default Swap Agreements—Sell Protection(a)(m)

At June 30, 2013, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at June 30, 2013(n)	Notional Amount(o)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38%	$3,621,148	5.00%	$(56,549)	$(156,803)	$100,254
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	2,099,126	5.00	(65,539)	(98,611)	33,072

						$(122,088)	$(255,414)	$133,326

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

(m)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(n)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(o)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Interest Rate Swap Agreements

At June 30, 2013, the Fund’s open interest rate swap agreements were as follows:(a)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	0.54%	9/14/15	Deutsche Bank	$2,230,300	$2,191	$2,191
Pay	3-Month U.S. Dollar LIBOR BBA	0.54%	9/14/15	Deutsche Bank	560,000	1,116	1,116
Pay	3-Month U.S. Dollar LIBOR BBA	0.50%	9/17/15	Deutsche Bank	600,000	(62)	(62)
Pay	3-Month U.S. Dollar LIBOR BBA	0.50%	9/17/15	JPMorgan Chase	1,490,000	2,717	2,717
Pay	3-Month U.S. Dollar LIBOR BBA	0.50%	9/17/15	Deutsche Bank	400,000	809	809
Pay	3-Month U.S. Dollar LIBOR BBA	0.76%	2/28/16	Deutsche Bank	1,063,750	8,644	8,644
Pay	3-Month U.S. Dollar LIBOR BBA	1.30%	8/17/16	Deutsche Bank	1,253,000	(3,153)	(3,153)
Pay	3-Month U.S. Dollar LIBOR BBA	1.01%	9/27/16	Deutsche Bank	8,250,000	(53,202)	(53,202)
Pay	3-Month U.S. Dollar LIBOR BBA	0.83%	9/27/16	Deutsche Bank	1,150,000	(9,402)	(9,402)
Pay	3-Month U.S. Dollar LIBOR BBA	1.03%	9/27/16	Deutsche Bank	200,000	(1,249)	(1,249)
Pay	3-Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	Deutsche Bank	1,350,000	(8,899)	(8,899)
Pay	3-Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	Goldman Sachs	6,073,000	(40,064)	(40,064)
Pay	3-Month U.S. Dollar LIBOR BBA	1.46%	9/28/16	Deutsche Bank	1,600,000	(3,410)	(3,410)
Pay	3-Month U.S. Dollar LIBOR BBA	1.04%	9/28/16	Deutsche Bank	1,200,000	(7,454)	(7,454)
Pay	3-Month U.S. Dollar LIBOR BBA	1.16%	9/14/18	Deutsche Bank	250,000	(6,366)	(6,366)
Pay	3-Month U.S. Dollar LIBOR BBA	1.24%	9/14/18	Deutsche Bank	875,900	(18,787)	(18,787)
Pay	3-Month U.S. Dollar LIBOR BBA	1.49%	9/17/18	Deutsche Bank	200,000	(1,935)	(1,935)
Pay	3-Month U.S. Dollar LIBOR BBA	1.19%	9/17/18	JPMorgan Chase	610,300	(14,836)	(14,836)
Pay	3-Month U.S. Dollar LIBOR BBA	1.13%	9/17/18	Deutsche Bank	200,000	(5,424)	(5,424)
Pay	3-Month U.S. Dollar LIBOR BBA	1.40%	2/28/19	Deutsche Bank	427,119	(14,773)	(14,773)
Pay	3-Month U.S. Dollar LIBOR BBA	1.09%	11/20/23	Deutsche Bank	54,050,000	41	41
Pay	3-Month U.S. Dollar LIBOR BBA	1.10%	11/20/23	Deutsche Bank	9,950,000	104	104
Pay	3-Month U.S. Dollar LIBOR BBA	1.01%	11/20/23	Deutsche Bank	69,830,000	(5,356)	(5,356)

						$(178,750)	$(178,750)

See accompanying notes to the financial statements.

AZL MVP BlackRock Global Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$451,206,427

Investment securities, at value*	$473,035,447
Cash	993
Segregated cash for collateral	25,225,586
Deposits with brokers for securities sold short	307,441
Interest and dividends receivable	1,422,172
Foreign currency, at value (cost $267,286)	266,734
Unrealized appreciation on forward currency contracts	813,757
Unrealized appreciation on swap agreements	148,948
Receivable for capital shares issued	1,283,910
Proceeds paid on swap agreements	1,689
Receivable for investments sold	443,209
Reclaims receivable	73,179
Receivable for variation margin on futures contracts	150,569
Prepaid expenses and other assets	155,944

Total Assets	503,329,578

Liabilities:
Cash and securities received as collateral for derivatives	1,728,141
Written options (Proceeds received $722,111)	747,637
Unrealized depreciation on forward currency contracts	500,294
Unrealized depreciation on swap agreements	194,808
Payable for collateral received on loaned securities	6,212,675
Premiums received on swap agreements	255,415
Payable for investments purchased	3,193,235
Securities sold short (Proceeds received $297,189)	269,912
Payable for variation margin on futures contracts	62,279
Manager fees payable	318,955
Administration fees payable	34,374
Distribution fees payable	93,197
Custodian fees payable	37,692
Administrative and compliance services fees payable	8,221
Trustee fees payable	22,598

Total Liabilities	13,679,433

Net Assets	$489,650,145

Net Assets Consist of:
Capital	$458,026,620
Accumulated net investment income/(loss)	1,594,892
Accumulated net realized gains/(losses) from investment transactions	8,046,811
Net unrealized appreciation/(depreciation) on investments	21,981,822

Net Assets	$489,650,145

Shares of beneficial interest (unlimited number of shares authorized, no par value)	44,582,321
Net Asset Value (offering and redemption price per share)	$10.98

*	Includes securities on loan of $5,987,615.

Consolidated Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$3,166,652
Interest	1,241,122
Income from securities lending	58,499
Foreign withholding tax	(194,154)

Total Investment Income	4,272,119

Expenses:
Manager fees	1,654,617
Administration fees	158,723
Distribution fees	483,492
Custody fees	144,479
Trustee fees	23,188
Administrative and compliance services fees	9,380
Professional fees	24,528
Shareholder reports	14,013
Other expenses	10,621

Total expenses before reductions	2,523,041
Less expenses paid indirectly	(6,089)

Net expenses	2,516,952

Net Investment Income/(Loss)	1,755,167

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains (losses) on securities transactions	3,811,511
Net realized gains (losses) on futures contracts	1,582,518
Net realized gains (losses) on swap agreements	(64,075)
Net realized gains (losses) on options contracts	435,981
Net realized gains (losses) on forward currency contracts	2,137,409
Change in net unrealized appreciation/depreciation on investments	3,405,361

Net Realized/Unrealized Gains/(Losses) on Investments	11,308,705

Change in Net Assets Resulting From Operations	$13,063,872

See accompanying notes to the financial statements.

Consolidated Statements of Changes in Net Assets

	AZL MVP BlackRock Global Allocation Fund
	For the Six Months Ended June 30, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,755,167	$3,450,067
Net realized gains/(losses) on investment transactions	7,903,344	246,394
Change in unrealized appreciation/depreciation on investments	3,405,361	18,576,461

Change in net assets resulting from operations	13,063,872	22,272,922

Dividends to Shareholders:
From net investment income	—	(3,550,788)
From net realized gains	—	(390,037)

Change in net assets resulting from dividends to shareholders	—	(3,940,825)

Capital Transactions:
Proceeds from shares issued	150,505,271	621,900,897
Proceeds from dividends reinvested	—	3,940,825
Value of shares redeemed	(462,513)	(317,630,304)

Change in net assets resulting from capital transactions	150,042,758	308,211,418

Change in net assets	163,106,630	326,543,515
Net Assets:
Beginning of period	326,543,515	—

End of period	$489,650,145	$326,543,515

Accumulated net investment income/(loss)	$1,594,892	$(160,275)

Share Transactions:
Shares issued	13,602,676	31,328,229
Dividends reinvested	—	377,112
Shares redeemed	—	(725,696)

Change in shares	13,602,676	30,979,645

(a)	Period form commencement of operations.

See accompanying notes to the financial statements.

AZL MVP BlackRock Global Allocation Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.54		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05		0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.39		0.56

Total from Investment Activities	0.44		0.67

Dividends to Shareholders From:
Net Investment Income	—		(0.12)
Net Realized Gains	—		(0.01)

Total Dividends	—		(0.13)

Net Asset Value, End of Period	$10.98		$10.54

Total Return(b)	4.08	%(c)	6.71	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$489,650		$326,544
Net Investment Income/(Loss)(d)	0.86%		2.01%
Expenses Before Reductions(d)(e)*	1.24%		2.44%
Expenses Net of Reductions(d)*	1.23%		2.37%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)*	1.24%		2.37%
Portfolio Turnover Rate(g)	19	%(c)	119	%(c)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, which is used to pay certain Fund Expenses. See Note 2 in Notes to Financial Statements.

(g)	The portfolio turnover rate can be volatile due to the amounts and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

AZL MVP BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 11 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP BlackRock Global Allocation Fund (the “Fund”), and 10 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Consolidation of Subsidiaries

During the period ended June 30, 2013, the Fund primarily invested in shares of another mutual fund managed by the Manager, the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the Fund.

As of June 30, 2013, the Fund’s aggregate investment in the VIP Subsidiary was $464,107,751, representing 94.8% of the Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”), a wholly owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The Fund’s operations have been consolidated with the operations of the VIP Subsidiary and the Cayman Subsidiary.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may

AZL MVP BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Consolidated Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $7 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $5,825 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Consolidated Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $62.2 million as of June 30, 2013. The monthly average amount for these contracts was $49.7 million for the period ended June 30, 2013.

Futures Contracts

During the period ended June 30, 2013, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid

AZL MVP BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $17.2 million as of June 30, 2013. The monthly average notional amount for these contracts was $20.6 million for the period ended June 30, 2013.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2013, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses are reported as “Net realized gains/(losses) on options contracts” on the Consolidated Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2013:

	Number of Contracts	Cost
Options outstanding at December 31, 2012	2,952,883	$3,097,758
Options purchased	1,425,337	2,068,750
Options executed	(77)	(34,103)
Options expired	(55,582)	(731,201)
Options closed	(1,182,843)	(1,738,479)

Options outstanding at June 30, 2013	3,139,718	$2,662,725

The Fund had the following transactions in written call and put options during the period ended June 30, 2013:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	(82,982)	$(911,438)
Options written	(340,131)	(944,700)
Options executed	1,561	163,177
Options expired	74,981	331,798
Options closed	63,139	639,052

Options outstanding at June 30, 2013	(283,432)	$(722,111)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

AZL MVP BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of End Date, the Fund entered into interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The notional amount of interest rate swaps outstanding was $163.8 million as of June 30, 2013. The monthly average notional amount for interest rate swaps was $72.9 million for the period ended June 30, 2013.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of End Date, the Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The notional amount of credit default swaps outstanding was $0.2 million as of June 30, 2013. The monthly average notional amount for credit default swaps was $0.1 million for the period ended June 30, 2013.

Summary of Derivative Instruments

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2013. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013.

AZL MVP BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

		Assets			Liabilities
	Unrealized Appreciation/ (Depreciation) on Futures Contracts*	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets presented in the Consolidated Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities presented in the Consolidated Statement of Assets and Liabilities^^

Equity Risk Exposure
Futures Contracts	$(253,872)	$150,569	$—	$150,569	$62,279	$—	$62,279
Purchased Option Contracts		3,482,060	—	3,482,060	—	—	—
Written Option Contracts		—	—	—	747,637	—	747,637

Credit Risk Exposure
Credit Default Swap Agreements		133,326	—	133,326	436	—	436

Interest Rate Risk Exposure
Interest Rate Swap Agreements		15,622	—	15,622	194,372	—	194,372
Purchased Swaptions		32,034	—	32,034	—	—	—

Foreign Exchange Rate Risk Exposure
Forward Currency Contracts		813,757	—	813,757	500,294	—	500,294

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Portfolio Investments. Only current day's variation margin is reported within the Consolidated Statement of Assets and Liabilities.

^	Amounts for futures contracts, swap agreements, and forward currency contracts are reflected on the Consolidated Statement of Assets and Liabilities as Receivable for Variation Margin on Futures Contracts, Unrealized Appreciation on Swap Agreements, and Unrealized Appreciation on Forward Currency Contracts, respectively.

^^	Amounts for futures contracts, swap agreements, and forward currency contracts are reflected on the Consolidated Statement of Assets and Liabilities as Payable for Variation Margin on Futures Contracts, Unrealized Depreciation on Swap Agreements, and Unrealized Depreciation on Forward Currency Contracts, respectively.

The following is a summary of the financial liabilities, derivative liabilities, and collateral pledged by counterparties as of June 30, 2013:

	Net Amounts of Assets (Liabilities) presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
		Financial Instruments	Cash Collateral (Received) Pledged	Net Amount
Bank of America	$(312)	$—	$—	$(312)
Barclays Bank	122,552	—	—	122,552
BNP Paribas	60,406	—	—	60,406
Citigroup Global Markets	(80)	—	—	(80)
Credit Suisse First Boston	139,962	—	—	139,962
Deutsche Bank	(85,986)	—	—	(85,986)
Goldman Sachs	1,094,132	—	(1,000,000)	94,132
JPMorgan Chase	676,481	(528,141)	—	148,340
Morgan Stanley	(59,026)	—	—	(59,026)
UBS Warburg	176,230	—	—	176,230

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

		Realized Gain (Loss) on Derivatives Recognized as a Result from Operations		Net Realized Gain (Loss) on Forward Currency Contracts	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Net Realized Gain (Loss) on Futures Contracts	Net Realized Gain (Loss) on Swap Agreements	Net Realized Gain (Loss) on Option Contracts		Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure	$1,582,518	$—	$435,981	$—	$1,248,468
Credit Risk Exposure	—	(355)	—	—	130,732
Interest Rate Risk Exposure	—	(63,720)	—	—	158,283
Foreign Exchange Rate Risk Exposure	—	—	—	2,137,409	142,915

AZL MVP BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the VIP Subsidiary. Pursuant to a portfolio management agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the VIP Subsidiary subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the VIP Subsidiary. Expenses incurred by the Fund and the VIP Subsidiary for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund and the VIP Subsidiary to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s and the VIP Subsidiary’s business, based on the daily net assets of the Fund and the VIP Subsidiary, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP BlackRock Global Allocation Fund	0.10%	0.15%
AZL BlackRock Global Allocation Fund	0.75%	1.19%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $2,877 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies

AZL MVP BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options contracts are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$375,653	$—	$375,653
Common Stocks
Aerospace & Defense	2,912,260	3,044,150	—	5,956,410
Airlines	598,765	601,794	—	1,200,559
Auto Components	1,146,361	3,027,194	—	4,173,555
Automobiles	2,148,568	6,528,260	—	8,676,828
Beverages	4,589,927	869,491	440,803	5,900,221
Biotechnology	3,962,321	203,483	—	4,165,804
Building Products	—	1,139,152	—	1,139,152
Capital Markets	2,882,782	1,690,844	—	4,573,626
Chemicals	3,726,222	6,251,233	—	9,977,455
Commercial Banks	6,486,955	8,206,566	—	14,693,521
Construction & Engineering	238,030	1,341,485	—	1,579,515
Diversified Financial Services	5,802,693	1,245,954	—	7,048,647
Diversified Metals & Mining	—	201,656	—	201,656
Diversified Telecommunication Services	3,405,323	5,480,002	—	8,885,325
Electric Utilities	2,890,476	841,039	—	3,731,515
Electrical Equipment	1,322,406	279,916	—	1,602,322
Electronic Equipment, Instruments & Components	930,135	2,096,363	—	3,026,498
Energy Equipment & Services	4,250,908	722,466	—	4,973,374
Food Products	4,610,542	2,152,757	—	6,763,299
Gas Utilities	—	907,849	—	907,849
Health Care Equipment & Supplies	2,118,665	228,962	—	2,347,627
Health Care Providers & Services	9,276,530	3,217,714	—	12,494,244
Household Durables	867,325	270,577	—	1,137,902
Household Products	3,470,327	181,055	—	3,651,382
Industrial Conglomerates	3,858,693	2,365,102	—	6,223,795
Insurance	7,004,814	4,451,630	—	11,456,444
Internet & Catalog Retail	754,666	644,784	—	1,399,450
Internet Software & Services	3,734,854	—	721,313	4,456,167
Machinery	817,548	3,503,761	—	4,321,309
Media	5,111,674	2,147,628	—	7,259,302
Metals & Mining	4,380,359	3,320,601	—	7,700,960
Multiline Retail	44,256	418,689	—	462,945
Multi-Utilities	1,634,452	852,737	—	2,487,189
Office Electronics	—	535,132	—	535,132
Oil, Gas & Consumable Fuels	16,064,137	4,577,542	—	20,641,679
Personal Products	321,952	238,268	—	560,220

AZL MVP BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3		Total

Pharmaceuticals	$7,463,194	$7,704,473	$—		$15,167,667
Real Estate Investment Trusts (REITs)	3,144,415	759,910	—		3,904,325
Real Estate Management & Development	1,865,605	648,698	—		2,514,303
Road & Rail	2,212,991	1,548,682	—		3,761,673
Semiconductors & Semiconductor Equipment	738,368	2,770,351	—		3,508,719
Software	8,014,340	424,809	—		8,439,149
Specialty Retail	708,145	897,840	—		1,605,985
Textiles, Apparel & Luxury Goods	550,747	396,911	—		947,658
Trading Companies & Distributors	—	2,383,540	—		2,383,540
Transportation Infrastructure	—	157,524	372,383		529,907
Wireless Telecommunication Services	1,933,740	2,237,340	—		4,171,080
All Other Common Stocks+	25,551,092	—	—		25,551,092
Convertible Bonds+	—	8,406,427	—		8,406,427
Convertible Preferred Stocks
Aerospace & Defense	183,244	—	—		183,244
Airlines	—	28,620	—		28,620
Automobiles	434,740	—	—		434,740
Commercial Banks	—	246,330	—		246,330
Electric Utilities	713,330	253,291	—		966,621
Health Care Providers & Services	—	178,388	—		178,388
Metals & Mining	138,798	—	—		138,798
Corporate Bonds
Transportation Infrastructure	—	—	516,997		516,997
All Other Corporate Bonds+	—	4,776,480	—		4,776,480
Floating Rate Loans+	—	1,808,233	—		1,808,233
Foreign Bonds+	—	38,711,656	—		38,711,656
Preferred Stocks
Automobiles	—	1,139,523	—		1,139,523
Commercial Banks	2,608,845	270,570	—		2,879,415
Diversified Financial Services	143,102	—	—		143,102
Food & Staples Retailing	432,136	—	—		432,136
Private Placements
Diversified Financial Services	—	—	—	^	—
Pharmaceuticals	—	—	379,225		379,225
All Other Private Placements+	—	3,523,674	—		3,523,674
U.S. Treasury Obligations	—	120,362,548	—		120,362,548
Warrant+	—	12,173	—		12,173
Yankee Dollars+	—	9,702,342	—		9,702,342
Exchange Traded Fund	6,910,300	—	—		6,910,300
Securities Held as Collateral for Securities on Loan	—	6,212,675	—		6,212,675
Unaffiliated Investment Company	2,254,077	—	—		2,254,077
Purchased Put Swaptions	—	32,034	—		32,034
Purchased Call Options	103,179	2,533,780	—		2,636,959
Purchased Put Options	89,305	755,796	—		845,101

Total Investment Securities	$177,558,619	$293,046,107	$2,430,721		$473,035,447

Securities Sold Short	—	(269,912)	—		(269,912)
Other Financial Instruments:*
Forward Currency Contracts	—	313,463	—		313,463
Credit Default Swaps	—	132,890	—		132,890
Futures Contracts	(253,872)	—	—		(253,872)
Interest Rate Swaps	—	(178,750)	—		(178,750)
Written Options	(7,983)	(739,654)	—		(747,637)

Total Investments	$177,296,764	$292,304,144	$2,430,721		$472,031,629

+	For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward currency contracts, options and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^	Represents interest in securities that were determined to have a value of zero at June 30, 2013.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

AZL MVP BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP BlackRock Global Allocation Fund	$171,759,174	$73,294,134

For the period ended June 30, 2013, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL MVP BlackRock Global Allocation Fund	$16,312,899	$4,523,084

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.

At June 30, 2013, the Fund held restricted securities, of which 0.70% were deemed illiquid. The restricted securities held as of June 30, 2013 are identified below.

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

B.A.T. International Finance plc, 2.13%, 6/7/17, Callable 6/7/17 @ 25	5/31/12	$225,608	225,000	$225,668	0.05%
Banc of America Large Loan, Inc., Series 2010, Class HLTN, 2.49%, 11/15/13	1/12/12	351,857	375,362	375,653	0.08
Banco Bradesco (Cayman), 4.50%, 1/12/17	4/12/12	209,700	200,000	208,000	0.04
Banco Santander Chile, 2.15%, 6/7/18	5/31/13	450,000	450,000	449,010	0.09
Banco Santander SA, 4.13%, 11/9/22	11/6/12	147,275	150,000	140,625	0.03
Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103.44	1/12/12	79,125	75,000	79,125	0.02
Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105.38	1/17/12	250,985	240,000	172,800	0.04
CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22	1/17/12	949,719	1,000,000	982,500	0.20
Capsugel FinanceCo SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107.41	2/16/12	108,250	100,000	110,600	0.02
CIT Group, Inc., 4.75%, 2/15/15	1/7/13	279,641	265,000	269,306	0.05
Colombia Telecomm SA Esp, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69	4/19/13	200,500	200,000	189,000	0.04
CSG Guernsey I, Ltd., Series REGS, 7.87%, 2/24/41, Callable 8/24/16 @ 100	1/17/12	296,650	300,000	313,500	0.06
Daimler Finance NA LLC, 0.88%, 1/9/15	1/7/13	449,525	449,000	450,422	0.09
Dana Gas Sukuk, Ltd., 7.00%, 10/31/17	5/8/13	773,149	848,330	763,497	0.16
Dana Gas Sukuk, Ltd., 9.00%, 10/31/17, Callable 8/15/13 @ 109	5/8/13	785,521	858,310	849,727	0.17
Delta Debtco, Ltd., 0.09%, 10/30/19	10/17/12	562,435	571,000	598,836	0.12
Delta Topco, Ltd.	5/2/12	379,997	615,711	372,382	0.08
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	518,956	509,075	516,997	0.11
Essar Energy plc, 4.25%, 2/1/16	3/19/13	244,876	300,000	246,000	0.05
FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @ 103	3/14/12	138,280	139,000	135,178	0.03
Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17	1/17/12	201,520	200,000	206,079	0.04
Hypermarcas SA, 6.50%, 4/20/21, Callable 4/20/16 @ 103.25	12/18/12	162,750	150,000	150,750	0.03
Hyundai Capital America, Inc., 1.63%, 10/2/15	9/24/12	77,955	78,000	77,748	0.02
Hyundai Capital America, Inc., 2.13%, 10/2/17	9/24/12	123,830	124,000	119,881	0.02
Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104	2/1/12	209,805	231,190	195,355	0.04

AZL MVP BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88	6/27/13	$205,000	$200,000	$205,000	0.04%
Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88	1/12/12	198,750	200,000	208,500	0.04
NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100	3/19/13	200,204	200,000	200,000	0.04
Netherlands Government, 1.00%, 2/24/17	2/16/12	515,470	517,000	515,087	0.11
Nordea Bank AB, 3.13%, 3/20/17	3/14/12	229,830	230,000	236,688	0.05
Odebrecht Drilling VIII/IX, 6.35%, 6/30/21, Callable 6/30/20 @ 100	1/12/12	270,803	250,800	253,308	0.05
OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25	1/12/12	556,938	875,000	275,625	0.06
Project Eagle Shell	12/27/12	350,890	20,670	378,261	0.08
Project Eagle Shell, Class A	2/26/13	4,089	240	4,392	0.00
Project Eagle Shell, Series D	12/27/12	314,602	18,506	338,660	0.07
Pyrus, Ltd., Series REGS, 7.50%, 12/20/15	1/12/12	420,250	400,000	503,200	0.10
REI Agro, Ltd., Series REGS, 5.50%, 11/13/14	2/7/12	300,000	400,000	282,140	0.06
Reliance Holdings USA, Inc., 4.50%, 10/19/20	4/13/12	315,120	325,000	319,661	0.07
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23	4/10/13	170,000	170,000	160,650	0.03
Salesforce.com, Inc., 0.25%, 4/1/18	3/12/13	554,344	562,000	534,954	0.11
Sberbank of Russia/SB Capital SA, 5.13%, 10/29/22	10/18/12	400,000	400,000	375,000	0.08
Sun Hung Kai Properties, Series E, 4.50%, 2/14/22	4/23/12	197,818	200,000	197,044	0.04
TFS Corp., Ltd., 0.00%, 7/15/18	6/6/12	—	157,250	13,314	0.00
TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108	6/6/12	409,063	425,000	403,750	0.08
TNK-BP Finance SA, 6.63%, 3/20/17	1/12/12	103,375	100,000	108,500	0.02
TNK-BP Finance SA, Series 2, 7.50%, 7/18/16	6/26/13	121,825	110,000	121,963	0.02
Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75	5/30/13	205,000	200,000	189,000	0.04
Viterra, Inc., 5.95%, 8/1/20	1/12/12	89,380	87,000	91,987	0.02
Vnesheconombank, 6.03%, 7/5/22	6/26/12	200,000	200,000	206,000	0.04
Volkswagen International Finance NV, 5.50%, 11/9/15	11/6/12	513,863	500,000	512,890	0.10
Zeus (Cayman), 0.66%, 8/19/13	2/7/12	33,660,000	34,000,000	33,150,000	6.77
Zeus Cayman II, Series REGS, 1.02%, 8/18/16	1/25/12	19,100,000	20,000,000	26,510,000	5.41
Ziggo BV, 3.63%, 3/27/20	3/21/13	99,800	100,000	97,529	0.02
7. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

AZL MVP BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $452,012,891. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$36,784,975
Unrealized depreciation	(16,290,560)

Net unrealized appreciation depreciation	$20,494,415

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP BlackRock Global Allocation Fund	$3,940,825	$—	$3,940,825

(a)	Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP BlackRock Global Allocation Fund	$1,283,528	$—	$—	$17,330,214	$18,613,742

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® MVP Franklin Templeton

Founding Strategy Plus Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,058.00	$0.77	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,024.05	$0.75	0.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	94.1%
Money Market	1.0

Total Investment Securities	95.1
Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value

Affiliated Investment Company (94.1%):
7,858,880	AZL Franklin Templeton Founding Strategy Plus Fund	$99,964,952

Total Affiliated Investment Company (Cost $96,388,724)		99,964,952

Unaffiliated Investment Company (1.0%):
1,045,610	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	1,045,610

Total Unaffiliated Investment Company (Cost $1,045,610)		1,045,610

Total Investment Securities (Cost $97,434,334)(b) — 95.1%		101,010,562
Net other assets (liabilities) — 4.9%		5,209,961

Net Assets — 100.0%		$106,220,523

Percentages indicated are based on net assets as of June 30, 2013.

(a)	The rate represents the effective yield at June 30, 2013.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $5,191,986 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/20/13	16	$2,025,000	$(42,475)
S&P 500 Index E-Mini September Futures	Long	9/23/13	38	3,038,670	(8,378)

Total					$(50,854)

See accompanying notes to the financial statements.

2

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,045,610
Investments in affiliates, at cost	96,388,724

Investment securities, at cost	$97,434,334

Investments in non-affiliates, at value	$1,045,610
Investments in affiliates, at value	99,964,952

Investment securities, at value	101,010,562
Segregated cash for collateral	5,191,986
Receivable for capital shares issued	1,019,843
Prepaid expenses	132

Total Assets	107,222,523

Liabilities:
Payable for affiliated investments purchased	983,255
Manager fees payable	6,070
Administration fees payable	5,129
Custodian fees payable	230
Administrative and compliance services fees payable	837
Other accrued liabilities	6,479

Total Liabilities	1,002,000

Net Assets	$106,220,523

Net Assets Consist of:
Capital	$102,235,620
Accumulated net investment income/(loss)	(57,198)
Accumulated net realized gains/(losses) from investment transactions	516,727
Net unrealized appreciation/(depreciation) on investments	3,525,374

Net Assets	$106,220,523

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,540,577
Net Asset Value (offering and redemption price per share)	$11.13

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends from affiliates	$—

Total Investment Income	—

Expenses:
Manager fees	38,131
Administration fees	31,182
Custodian fees	1,151
Administrative and compliance services fees	1,109
Trustee fees	2,656
Professional fees	2,041
Shareholder reports	1,046
Other expenses	751

Total expenses before reductions	78,067
Less expense contractually waived/reimbursed by the Manager	(20,869)

Net expenses	57,198

Net Investment Income/(Loss)	(57,198)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	401,415
Net realized gains/(losses) on futures contracts	198,484
Change in net unrealized appreciation/depreciation on investments	1,833,148

Net Realized/Unrealized Gains/(Losses) on Investments	2,433,047

Change in Net Assets Resulting From Operations	$2,375,849

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Franklin Templeton Founding Strategy Plus Fund
	For the Six Months Ended June 30, 2013	April 30, 2012 to December 31, 2012 (a)
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(57,198)	$531,017
Net realized gains/(losses) on investment transactions	599,899	58,027
Change in unrealized appreciation/depreciation on investments	1,833,148	1,692,226

Change in net assets resulting from operations	2,375,849	2,281,270

Dividends to Shareholders:
From net investment income	—	(531,020)
From net realized gains	—	(141,196)

Change in net assets resulting from dividends to shareholders	—	(672,216)

Capital Transactions:
Proceeds from shares issued	69,438,298	48,319,984
Proceeds from dividends reinvested	—	672,216
Value of shares redeemed	(10,240,187)	(5,954,691)

Change in net assets resulting from capital transactions	59,198,111	43,037,509

Change in net assets	61,573,960	44,646,563
Net Assets:
Beginning of period	44,646,563	—

End of period	$106,220,523	$44,646,563

Accumulated net investment income/(loss)	$(57,198)	$—

Share Transactions:
Shares issued	6,235,397	4,756,556
Dividends reinvested	—	64,450
Shares redeemed	(938,975)	(576,851)

Change in shares	5,296,422	4,244,155

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

4

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		April 30, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.52		$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.62		0.56

Total from Investment Activities	0.61		0.69

Dividends to Shareholders From:
Net Investment Income	—		(0.13)
Net Realized Gains	—		(0.04)

Total Dividends	—		(0.17)

Net Asset Value, End of Period	$11.13		$10.52

Total Return(b)	5.80	%(c)	6.87	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$106,221		$44,647
Net Investment Income/(Loss)(d)	(0.15)%		3.46%
Expenses Before Reductions(d) (e)*	0.20%		0.48%
Expenses Net of Reductions(d)*	0.15%		0.15%
Portfolio Turnover Rate(f)	13	%(c)	35	%(c)

*	The ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover ratios can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 11 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Fund”), and 10 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2013, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $5.1 million as of June 30, 2013. The monthly average notional amount for these contracts was $3.8 million for the period ended June 30, 2013. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$50,854

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$198,484	$(41,970)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Franklin Templeton Founding Strategy Plus Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2015	Expires 12/31/2016	Total
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$9,667	$20,869	$30,536

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

7

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2013, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2013 is as follows:

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Franklin Templeton Founding Strategy Plus Fund	$41,482,337	$65,655,540	$(9,446,433)	$398,390	$1,875,118	$99,964,952	$—
AZL MVP FTFSP Investment Trust	—	—	—	3,025	—	—	—

	$41,482,337	$65,655,540	$(9,446,433)	$401,415	$1,875,118	$99,964,952	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $459 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$99,964,952	$—	$99,964,952
Unaffiliated Investment Company	1,045,610	—	1,045,610

Total Investment Securities	$101,010,562	$—	$101,010,562

Other Financial Instruments:*
Futures Contracts	(50,854)	—	(50,854)

Total Investments	$100,959,708	$—	$100,959,708

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

8

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$65,655,540	$9,446,433

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $97,567,373. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,576,228
Unrealized depreciation	(133,039)

Net unrealized appreciation depreciation	$3,443,189

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$551,499	$120,717	$672,216

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$11,677	$5,315	$—	$1,592,062	$1,609,054

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

8. Concentration of Investments

As of June 30, 2013, the Fund’s investment in the AZL Franklin Templeton Founding Strategy Plus Fund, which is affiliated with the Investment Adviser, represented greater than 90% of the Fund’s net assets. The financial statements of the AZL Franklin Templeton Founding Strategy Plus Fund are attached hereto.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® MVP Growth Index Strategy Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,074.90	$0.72	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,024.10	$0.70	0.14%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	52.0%
Fixed Income	23.7
International Equities	18.9
Money Market	0.4

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (94.6%):
10,004,046	AZL Enhanced Bond Index Fund	$108,743,981
6,019,247	AZL International Index Fund	86,556,766
2,554,248	AZL Mid Cap Index Fund	50,395,306
14,502,225	AZL S&P 500 Index Fund, Class 2	163,005,006
1,909,925	AZL Small Cap Stock Index Fund	25,230,114

Total Affiliated Investment Companies (Cost $404,678,387)		433,931,173

Unaffiliated Investment Company (0.4%):
1,758,627	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	1,758,627

Total Unaffiliated Investment Company (Cost $1,758,627)		1,758,627

Total Investment Securities (Cost $406,437,014)(b) — 95.0%		435,689,800
Net other assets (liabilities) — 5.0%		22,477,910

Net Assets — 100.0%		$458,167,710

Percentages indicated are based on net assets as of June 30, 2013.

(a)	The rate represents the effective yield at June 30, 2013.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $22,682,550 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/20/13	45	$5,695,313	$(121,703)
S&P 500 Index E-Mini September Futures	Long	9/23/13	212	16,952,580	(46,502)

Total					$(168,205)

See accompanying notes to the financial statements.

2

AZL MVP Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,758,627
Investments in affiliates, at cost	404,678,387

Investment securities, at cost	$406,437,014

Investments in non-affiliates, at value	$1,758,627
Investments in affiliates, at value	433,931,173

Investment securities, at value	435,689,800
Segregated cash for collateral	22,682,550
Receivable for capital shares issued	1,480,885
Receivable for variation margin on futures contracts	25
Prepaid expenses	1,066

Total Assets	459,854,326

Liabilities:
Payable for affiliated investments purchased	1,630,548
Manager fees payable	36,529
Administration fees payable	3,057
Custodian fees payable	121
Administrative and compliance services fees payable	2,099
Trustee fees payable	7,172
Other accrued liabilities	7,090

Total Liabilities	1,686,616

Net Assets	$458,167,710

Net Assets Consist of:
Capital	$427,848,583
Accumulated net investment income/(loss)	(241,424)
Accumulated net realized gains/(losses) from investment transactions	1,475,970
Net unrealized appreciation/(depreciation) on investments	29,084,581

Net Assets	$458,167,710

Shares of beneficial interest (unlimited number of shares authorized, no par value)	38,919,744
Net Asset Value (offering and redemption price per share)	$11.77

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends from affiliates	$—

Total Investment Income	—

Expenses:
Manager fees	178,302
Administration fees	29,253
Custodian fees	1,319
Administrative and compliance services fees	4,409
Trustee fees	10,871
Professional fees	9,134
Shareholder reports	4,596
Other expenses	3,540

Total expenses	241,424

Net Investment Income/(Loss)	(241,424)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	6,312
Net realized gains/(losses) on futures contracts	1,398,622
Change in net unrealized appreciation/depreciation on investments	19,489,493

Net Realized/Unrealized Gains/(Losses) on Investments	20,894,427

Change in Net Assets Resulting From Operations	$20,653,003

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Growth Index Strategy Fund
	For the Six Months Ended June 30, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(241,424)	$1,987,250
Net realized gains/(losses) on investment transactions	1,404,934	1,489,025
Change in unrealized appreciation/depreciation on investments	19,489,493	9,595,088

Change in net assets resulting from operations	20,653,003	13,071,363

Dividends to Shareholders:
From net investment income	—	(2,846,691)
From net realized gains	—	(558,548)

Change in net assets resulting from dividends to shareholders	—	(3,405,239)

Capital Transactions:
Proceeds from shares issued	176,858,728	256,737,757
Proceeds from dividends reinvested	—	3,405,239
Value of shares redeemed	(487,036)	(8,666,105)

Change in net assets resulting from capital transactions	176,371,692	251,476,891

Change in net assets	197,024,695	261,143,015
Net Assets:
Beginning of period	261,143,015	—

End of period	$458,167,710	$261,143,015

Accumulated net investment income/(loss)	$(241,424)	$—

Share Transactions:
Shares issued	15,114,762	24,349,391
Dividends reinvested	—	314,427
Shares redeemed	(41,993)	(816,843)

Change in shares	15,072,769	23,846,975

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

4

AZL MVP Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.95		$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.09
Net Realized and Unrealized Gains/(Losses) on Investments	0.83		1.01

Total from Investment Activities	0.82		1.10

Dividends to Shareholders From:
Net Investment Income	—		(0.12)
Net Realized Gains	—		(0.03)

Total Dividends	—		(0.15)

Net Asset Value, End of Period	$11.77		$10.95

Total Return(b)	7.49	%(c)	10.98	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$458,168		$261,143
Net Investment Income/(Loss)(d)	(0.14)%		1.47%
Expenses Before Reductions(d) (e)*	0.14%		0.22%
Expenses Net of Reductions(d)*	0.14%		0.15%
Portfolio Turnover Rate(f)	—	(c)	11	%(c)

*	The ratios exclude the impact of fees/expenses paid by each underlying funds.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 11 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index Strategy Fund (the “Fund”), and 10 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2013, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to

6

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $22.6 million as of June 30, 2013. The monthly average notional amount for these contracts was $18.0 million for the period ended June 30, 2013. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$168,205

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$1,398,622	$(118,330)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Growth Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2013, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2013 is as follows:

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Enhanced Bond Index Fund	$60,986,326	$50,466,796	$—	$—	$(2,709,141)	$108,743,981	$—
AZL International Index Fund	50,226,376	35,455,906	—	—	874,484	86,556,766	—
AZL Mid Cap Index Fund	28,808,715	17,064,865	(16,979)	1,764	4,536,941	50,395,306	—
AZL MVP GIS Investment Trust	—	—	—	1,542	—	—	—
AZL S&P 500 Index Fund	92,580,902	56,290,876	(31,749)	3,006	14,161,971	163,005,006	—

7

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Small Cap Stock Index Fund	$14,593,473	$7,893,071	$—	$—	$2,743,570	$25,230,114	$—

Totals	$247,195,792	$167,171,514	$(48,728)	$6,312	$19,607,825	$433,931,173	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $2,392 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$433,931,173	$—	$433,931,173
Unaffiliated Investment Company	1,758,627	—	1,758,627

Total Investment Securities	$435,689,800	$—	$435,689,800

Other Financial Instruments:*
Futures Contracts	(168,205)	—	(168,205)

Total Investments	$435,521,595	$—	$435,521,595

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

8

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Growth Index Strategy Fund	$167,171,514	$48,728

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $406,548,595. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$32,079,799
Unrealized depreciation	(2,938,594)

Net unrealized appreciation depreciation	$29,141,205

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Growth Index Strategy Fund	$2,925,784	$479,455	$3,405,239

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Growth Index Strategy Fund	$53,267	$79,475	$—	$9,533,382	$9,666,124

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® MVP Invesco Equity and Income Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Invesco Equity and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Invesco Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Invesco Equity and Income Fund	$1,000.00	$1,122.60	$0.79	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MVP Invesco Equity and Income Fund	$1,000.00	$1,024.05	$0.75	0.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	94.5%
Money Market	0.8

Total Investment Securities	95.3
Net other assets (liabilities)	4.7

Net Assets	100.0%

1

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value

Affiliated Investment Company (94.5%):
9,899,426	AZL Invesco Equity and Income Fund	$142,056,769

Total Affiliated Investment Company (Cost $128,597,475)		142,056,769

Unaffiliated Investment Company (0.8%):
1,188,236	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	1,188,236

Total Unaffiliated Investment Company (Cost $1,188,236)		1,188,236

Total Investment Securities (Cost $129,785,711)(b) — 95.3%		143,245,005
Net other assets (liabilities) — 4.7%		7,095,815

Net Assets — 100.0%		$150,340,820

Percentages indicated are based on net assets as of June 30, 2013.

(a)	The rate represents the effective yield at June 30, 2013.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $7,400,824 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/20/13	23	$2,910,938	$(62,766)
S&P 500 Index E-Mini September Futures	Long	9/23/13	55	4,398,075	(10,753)

Total					$(73,518)

See accompanying notes to the financial statements.

2

AZL MVP Invesco Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,188,236
Investments in affiliates, at cost	128,597,475

Investment securities, at cost	$129,785,711

Investments in non-affiliates, at value	$1,188,236
Investments in affiliates, at value	142,056,769

Investment securities, at value	143,245,005
Segregated cash for collateral	7,400,824
Receivable for capital shares issued	837,883
Receivable for variation margin on futures contracts	199
Prepaid expenses	328

Total Assets	151,484,239

Liabilities:
Payable for affiliated investments purchased	1,123,479
Manager fees payable	9,958
Administration fees payable	3,600
Custodian fees payable	143
Administrative and compliance services fees payable	798
Trustee fees payable	2,728
Other accrued liabilities	2,713

Total Liabilities	1,143,419

Net Assets	$150,340,820

Net Assets Consist of:
Capital	$136,639,885
Accumulated net investment income/(loss)	(82,769)
Accumulated net realized gains/(losses) from investment transactions	397,928
Net unrealized appreciation/(depreciation) on investments	13,385,776

Net Assets	$150,340,820

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,438,723
Net Asset Value (offering and redemption price per share)	$12.09

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends from affiliates	$—

Total Investment Income	—

Expenses:
Manager fees	55,264
Administration fees	28,767
Custodian fees	1,326
Administrative and compliance services fees	1,416
Trustee fees	3,491
Professional fees	2,905
Shareholder reports	1,688
Other expenses	1,110

Total expenses before reductions	95,967
Less expense contractually waived/reimbursed by the Manager	(13,193)

Net expenses	82,774

Net Investment Income/(Loss)	(82,774)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	35,838
Net realized gains/(losses) on futures contracts	314,974
Change in net unrealized appreciation/depreciation on investments	10,813,109

Net Realized/Unrealized Gains/(Losses) on Investments	11,163,921

Change in Net Assets Resulting From Operations	$11,081,147

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Invesco Equity and Income Fund
	For the Six Months Ended June 30, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(82,774)	$760,329
Net realized gains/(losses) on investment transactions	350,812	137,114
Change in unrealized appreciation/depreciation on investments	10,813,109	2,572,667

Change in net assets resulting from operations	11,081,147	3,470,110

Dividends to Shareholders:
From net investment income	—	(760,324)
From net realized gains	—	(89,998)

Change in net assets resulting from dividends to shareholders	—	(850,322)

Capital Transactions:
Proceeds from shares issued	60,720,361	76,704,917
Proceeds from dividends reinvested	—	850,322
Value of shares redeemed	(986,699)	(649,016)

Change in net assets resulting from capital transactions	59,733,662	76,906,223

Change in net assets	70,814,809	79,526,011
Net Assets:
Beginning of period	79,526,011	—

End of period	$150,340,820	$79,526,011

Accumulated net investment income/(loss)	$(82,769)	$5

Share Transactions:
Shares issued	5,135,915	7,367,776
Dividends reinvested	—	79,842
Shares redeemed	(84,091)	(60,719)

Change in shares	5,051,824	7,386,899

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

4

AZL MVP Invesco Equity and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.77		$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.10
Net Realized and Unrealized Gains/(Losses) on Investments	1.33		0.79

Total from Investment Activities	1.32		0.89

Dividends to Shareholders From:
Net Investment Income	—		(0.10)
Net Realized Gains	—		(0.02)

Total Dividends	—		(0.12)

Net Asset Value, End of Period	$12.09		$10.77

Total Return(b)	12.26	%(c)	8.89	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$150,341		$79,526
Net Investment Income/(Loss)(d)	(0.15)%		1.82%
Expenses Before Reductions(d) (e)*	0.17%		0.36%
Expenses Net of Reductions(d)*	0.15%		0.15%
Portfolio Turnover Rate(f)	—	(c)	9	%(c)

*	The ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 11 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Invesco Equity and Income Fund (the “Fund”), and 10 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2013, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $7.3 million as of June 30, 2013. The monthly average notional amount for these contracts was $5.6 million for the period ended June 30, 2013. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$75,518

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$314,974	$(58,193)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Invesco Equity and Income Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2015	Expires 12/31/2016	Total
AZL MVP Invesco Equity and Income Fund	$18,420	$13,193	$31,613

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2013, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2013 is as follows:

	Market Value 12/31/12	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/13	Dividend Income
AZL Invesco Equity and Income Fund	$75,294,417	$56,149,083	$(290,317)	$34,284	$10,869,302	$142,056,769	$—
AZL MVP IEI Investment Trust	—	—	—	1,554	—	—	—

Totals	$75,294,417	$56,149,083	$(290,317)	$35,838	$10,869,302	$142,056,769	$—

7

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $735 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$142,056,769	$—	$142,056,769
Unaffiliated Investment Company	1,188,236	—	1,188,236

Total Investment Securities	$143,245,005	$—	$143,245,005

Other Financial Instruments:*
Futures Contracts	(73,518)	—	(73,518)

Total Investments	$143,171,487	$—	$143,171,487

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Invesco Equity and Income Fund	$56,149,083	$290,317

8

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $129,789,615. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,459,294
Unrealized depreciation	(3,904)

Net unrealized appreciation depreciation	$13,455,390

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Invesco Equity and Income Fund	$796,536	$53,786	$850,322

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Invesco Equity and Income Fund	$13,483	$20,217	$—	$2,586,088	$2,619,788

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

8. Concentration of Investments

As of June 30, 2013, the Fund’s investment in the AZL Invesco Equity and Income Fund, which is affiliated with the Investment Adviser, represented greater than 90% of the Fund’s net assets. The financial statements of the AZL Invesco Equity and Income Fund are attached hereto.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President
Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date August 27, 2013

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date August 27, 2013

.